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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-10395

                      Pioneer Series Trust VII
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Global Aggregate Bond Fund

 Schedule of Investments 7/31/12

 Principal Amount ($)

 Floating

 Rate (d)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 CONVERTIBLE CORPORATE BONDS - 1.3%

 Energy - 0.0%

 Coal & Consumable Fuels - 0.0%

 20,000

 BB-/NR

 Alpha Appalachia Holdings, Inc., 3.25%, 8/1/15

 $

 17,100

 Total Energy

 $

 17,100

 Capital Goods - 0.4%

 Electrical Components & Equipment - 0.2%

 56,000

 B/B2

 General Cable Corp., 4.5%, 11/15/29 (Step)

 $

 56,210

 Construction & Farm Machinery & Heavy Trucks - 0.2%

 75,000

 CCC+/NR

 Navistar International Corp., 3.0%, 10/15/14

 $

 66,281

 Total Capital Goods

 $

 122,491

 Health Care Equipment & Services - 0.3%

 Health Care Equipment - 0.3%

 75,000

 B+/NR

 Hologic, Inc., 2.0%, 12/15/37 (Step)

 $

 81,188

 Total Health Care Equipment & Services

 $

 81,188

 Semiconductors & Semiconductor Equipment - 0.6%

 Semiconductor Equipment - 0.3%

 75,000

 BBB-/Baa1

 Lam Research Corp., 1.25%, 5/15/18

 $

 73,031

 Semiconductors - 0.3%

 85,000

 A-/NR

 Intel Corp., 2.95%, 12/15/35

 $

 96,475

 Total Semiconductors & Semiconductor Equipment

 $

 169,506

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $389,695)

 $

 390,285

 PREFERRED STOCKS - 1.2%

 Banks - 0.6%

 Diversified Banks - 0.4%

 4,000

 6.00

 BBB+/A3

 US Bancorp, Floating Rate Note, 12/31/99 (Perpetual)

 $

 109,280

 Regional Banks - 0.2%

 2,500

 BBB/Baa2

 BB&T Corp., 5.625%, 12/31/99 (Perpetual)

 $

 63,300

 Total Banks

 $

 172,580

 Diversified Financials - 0.6%

 Other Diversified Financial Services - 0.6%

 6,527

 7.88

 BB/Ba2

 Citigroup Capital XIII, Floating Rate Note, 10/30/40

 $

 178,775

 850

 8.12

 CCC+/B3

 GMAC Capital Trust I, Floating Rate Note, 2/15/40

 20,723

 $

 199,498

 Total Diversified Financials

 $

 199,498

 TOTAL PREFERRED STOCKS

 (Cost $348,428)

 $

 372,078

 CONVERTIBLE PREFERRED STOCK - 0.5%

 Banks - 0.5%

 Diversified Banks - 0.5%

 140

 BBB+/Ba1

 Wells Fargo & Co., 7.5%, 12/31/99 (Perpetual)

 $

 161,980

 TOTAL CONVERTIBLE PREFERRED STOCK

 (Cost $146,838)

 $

 161,980

 ASSET BACKED SECURITIES - 3.3%

 22,432

 NR/A1

 Bombardier Capital Mortgage Securitization Corp., 6.65%, 4/15/28

 $

 23,590

 GBP

 50,000

 1.20

 AAA/Aaa

 Chester Asset Receivables Dealings Plc/United Kingdom, Floating Rate Note, 4/15/16

 77,094

 77,255

 A/B2

 Citicorp Residential Mortgage Securities, Inc., 5.836%, 7/25/36 (Step)

 76,970

 1,916

 0.35

 BBB/Baa3

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 1/25/37

 1,909

 CAD

 86,414

 NR/Aaa

 CNH Capital Canada Receivables Trust, 1.694%, 7/15/14 (144A)

 86,173

 15,250

 0.62

 AAA/A2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 1/25/36

 14,536

 25,850

 4.46

 BBB/Ba1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/35

 24,895

 25,694

 5.07

 AAA/B2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 2/25/36

 24,265

 19,340

 0.60

 BBB/Baa3

 Countrywide Home Equity Loan Trust, Floating Rate Note, 11/15/28

 18,699

 99,250

 BBB+/Baa1

 Dominos Pizza Master Issuer LLC, 5.216%, 1/25/42 (144A)

 105,453

 3,772

 NR/NR

 DT Auto Owner Trust, 5.92%, 10/15/15 (144A)

 3,797

 EURO

 39,949

 1.44

 AAA/Aaa

 E-CARAT SA, Floating Rate Note, 10/18/18

 49,386

 50,000

 0.65

 AAA/Aa2

 First NLC Trust, Floating Rate Note, 9/25/35

 46,369

 CAD

 150,000

 AAA/NR

 Ford Auto Securitization Trust, 2.431%, 11/15/14 (144A)

 152,088

 5,395

 0.89

 A/A2

 GSAMP Trust, Floating Rate Note, 3/25/35

 5,125

 4,093

 0.63

 AAA/Aa1

 GSAMP Trust, Floating Rate Note, 9/25/35

 4,045

 24,016

 NR/Baa1

 Irwin Home Equity Corp., 5.32%, 6/25/35 (Step)

 23,196

 2,883

 0.31

 CCC/Ba3

 Morgan Stanley ABS Capital I, Floating Rate Note, 12/25/36

 1,272

 227

 0.30

 CCC/Caa2

 Morgan Stanley IXIS Real Estate Capital Trust, Floating Rate Note, 11/25/36

 84

 9,559

 0.60

 AAA/Aaa

 New Century Home Equity Loan Trust, Floating Rate Note, 3/25/35

 8,874

 30,173

 0.51

 AAA/Aa3

 Option One Mortgage Loan Trust, Floating Rate Note, 11/25/35

 28,797

 17,287

 5.91

 AA/A3

 Origen Manufactured Housing, Floating Rate Note, 1/15/35

 18,671

 16,847

 0.69

 AA+/A3

 RASC Trust, Floating Rate Note, 8/25/35

 16,176

 20,000

 NR/Aa1

 Santander Drive Auto Receivables Trust, 2.66%, 1/15/16

 20,341

 30,000

 A/A1

 Santander Drive Auto Receivables Trust, 3.78%, 11/15/17

 31,000

 50,000

 A/NR

 SNAAC Auto Receivables Trust, 3.11%, 6/15/17 (144A)

 50,207

 69,795

 AA-/Aa3

 Terwin Mortgage Trust, 4.541%, 9/25/36 (Step)

 66,211

 EURO

 4,252

 1.28

 AAA/NR

 Volkswagen Car Lease, Floating Rate Note, 8/21/15

 5,235

 10,634

 0.34

 NR/Aa1

 Wells Fargo Home Equity Trust, Floating Rate Note, 4/25/37

 10,376

 TOTAL ASSET BACKED SECURITIES

 (Cost $995,713)

 $

 994,834

 COLLATERALIZED MORTGAGE OBLIGATIONS - 15.1%

 22,103

 NR/Ba3

 Banc of America Alternative Loan Trust, 5.0%, 7/25/19

 $

 22,619

 32,913

 NR/B1

 Banc of America Alternative Loan Trust, 5.5%, 11/25/19

 33,366

 72,163

 NR/Baa2

 Banc of America Alternative Loan Trust, 5.5%, 9/25/33

 73,456

 29,459

 AAA/Baa2

 Banc of America Alternative Loan Trust, 5.75%, 4/25/33

 30,990

 19,513

 NR/Ba2

 Banc of America Alternative Loan Trust, 6.0%, 3/25/34

 20,134

 22,409

 0.70

 NR/A1

 Banc of America Alternative Loan Trust, Floating Rate Note, 12/25/33

 21,435

 37,797

 CCC/NR

 Banc of America Funding Corp., 5.5%, 1/25/36

 38,146

 18,388

 A+/NR

 Banc of America Mortgage Securities, Inc., 5.5%, 11/25/34

 19,251

 28,722

 AAA/NR

 Banc of America Mortgage Securities, Inc., 5.75%, 1/25/35

 29,558

 13,801

 3.00

 AAA/NR

 Banc of America Mortgage Securities, Inc., Floating Rate Note, 6/25/34

 13,715

 9,525

 5.07

 AA-/NR

 Banc of America Mortgage Securities, Inc., Floating Rate Note, 9/25/35

 9,346

 100,920

 NR/Caa2

 Bayview Commercial Asset Trust, 3.855%, 9/25/37 (Step) (144A)

 9,345

 157,818

 4.70

 NR/Caa2

 Bayview Commercial Asset Trust, Floating Rate Note, 7/25/37 (144A)

 10,495

 50,000

 5.76

 BB+/Baa3

 Bear Stearns Commercial Mortgage Securities, Floating Rate Note, 9/11/38

 42,998

 5,695

 NR/B1

 Citicorp Mortgage Securities, Inc., 5.0%, 2/25/36

 5,859

 50,000

 0.42

 BBB+/Aa2

 Citigroup Commercial Mortgage Trust, Floating Rate Note, 4/15/22 (144A)

 46,430

 100,000

 5.03

 NR/Aa1

 Citigroup Commercial Mortgage Trust, Floating Rate Note, 9/20/51 (144A)

 98,729

 33,469

 NR/Baa1

 Citigroup Mortgage Loan Trust, Inc., 6.75%, 8/25/34

 35,656

 100,000

 NR/Aaa

 Commercial Mortgage Pass Through Certificates, 4.063%, 12/10/44

 105,250

 41,226

 AA/Ba2

 Countrywide Alternative Loan Trust, 4.25%, 4/25/34

 41,558

 105,000

 AAA/Ba3

 Countrywide Alternative Loan Trust, 5.0%, 7/25/19

 106,645

 10,706

 B-/B2

 Countrywide Alternative Loan Trust, 5.5%, 1/25/35

 10,903

 19,698

 BB-/NR

 Countrywide Alternative Loan Trust, 5.5%, 8/25/34

 19,486

 16,973

 0.70

 B-/NR

 Countrywide Alternative Loan Trust, Floating Rate Note, 8/25/18

 15,853

 23,372

 4.82

 AAA/Ba1

 Countrywide Home Loan Mortgage Pass Through Trust, Floating Rate Note, 12/25/33

 22,890

 13,869

 1.60

 AA+/Aa2

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/25/33

 13,164

 50,000

 6.45

 D/Caa2

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 9/15/34 (144A)

 22,555

 1,329

 AAA/NR

 CW Capital Cobalt, Ltd., 5.174%, 8/15/48

 1,334

 GBP

 2,166

 2.17

 NR/Aaa

 Darrowby Plc, Floating Rate Note, 12/20/43

 3,398

 100,000

 5.41

 NR/Aa2

 DBUBS Mortgage Trust, Floating Rate Note, 8/10/44 (144A)

 112,339

 GBP

 49,795

 0.99

 AA+/Aaa

 Epic Plc, Floating Rate Note, 10/28/16

 76,326

 1,400,000

 1.17

 BBB/A3

 Extended Stay America Trust, Floating Rate Note, 1/5/16 (144A)

 5,852

 105,886

 NR/NR

 Fannie Mae REMICS, 6.0%, 3/25/35

 112,740

 10,557

 CCC/NR

 First Horizon Asset Securities, Inc., 6.0%, 5/25/36

 10,411

 33,260

 NR/NR

 Freddie Mac REMICS, 5.5%, 2/15/33

 33,881

 25,000

 4.35

 NR/A3

 FREMF Mortgage Trust, Floating Rate Note, 1/25/46 (144A)

 25,017

 25,000

 4.77

 NR/A3

 FREMF Mortgage Trust, Floating Rate Note, 4/25/44 (144A)

 26,330

 50,000

 4.89

 NR/A3

 FREMF Mortgage Trust, Floating Rate Note, 7/25/44 (144A)

 52,764

 25,000

 4.29

 A+/NR

 FREMF Mortgage Trust, Floating Rate Note, 7/25/48 (144A)

 25,719

 75,000

 4.16

 NR/Baa2

 FREMF Mortgage Trust, Floating Rate Note, 9/25/44 (144A)

 69,532

 45,000

 5.16

 NR/NR

 FREMF Mortgage Trust, Floating Rate Note, 9/25/45 (144A)

 47,737

 50,000

 NR/NR

 Government National Mortgage Association, 4.5%, 9/20/39

 57,064

 958,589

 0.68

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 11/16/51

 42,015

 249,298

 1.03

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 2/16/53

 22,237

 298,348

 1.10

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 8/16/52

 23,912

 350,000

 1.07

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 9/16/52

 31,817

 50,000

 NR/Aaa

 GS Mortgage Securities Corp. II, 3.377%, 5/10/45

 52,728

 50,000

 NR/Aaa

 GS Mortgage Securities Corp. II, 5.56%, 11/10/39

 57,154

 102,118

 2.82

 AAA/NR

 GSR Mortgage Loan Trust, Floating Rate Note, 8/25/33

 100,435

 35,000

 NR/Aaa

 JP Morgan Chase Commercial Mortgage Securities Corp., 4.171%, 8/15/46

 39,287

 48,706

 0.61

 NR/Ba1

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 11/15/18 (144A)

 39,452

 15,000

 5.15

 AA+/Aaa

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 7/12/35

 14,986

 100,000

 4.65

 BBB+/Baa1

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 7/15/28 (144A)

 101,336

 21,250

 BBB/Ba2

 JP Morgan Mortgage Trust, 6.0%, 9/25/34

 21,820

 18,182

 4.89

 AAA/Baa1

 JP Morgan Mortgage Trust, Floating Rate Note, 2/25/34

 18,418

 9,690

 4.43

 AAA/A3

 JP Morgan Mortgage Trust, Floating Rate Note, 2/25/35

 9,754

 177,736

 3.06

 AAA/NR

 JP Morgan Mortgage Trust, Floating Rate Note, 5/25/34

 175,598

 34,000

 5.62

 BBB+/NR

 LB-UBS Commercial Mortgage Trust, Floating Rate Note, 10/15/35 (144A)

 33,779

 10,099

 5.41

 AAA/Aaa

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 12/25/36 (144A)

 9,998

 7,554

 A-/NR

 MASTR Alternative Loans Trust, 4.5%, 1/25/15

 7,579

 9,395

 B+/NR

 MASTR Alternative Loans Trust, 5.5%, 10/25/19

 9,677

 20,234

 AAA/NR

 MASTR Alternative Loans Trust, 5.5%, 2/25/35

 20,198

 54,889

 B/NR

 MASTR Alternative Loans Trust, 6.0%, 7/25/34

 55,406

 73,361

 6.81

 A-/NR

 Mastr Seasoned Securities Trust, Floating Rate Note, 9/25/32

 77,253

 CAD

 250,000

 4.74

 NR/Aaa

 Merrill Lynch Financial Assets, Inc., Floating Rate Note, 1/12/40

 269,576

 CAD

 62,931

 4.71

 AAA/Aaa

 Merrill Lynch Financial Assets, Inc., Floating Rate Note, 3/12/49

 66,461

 3,974

 AAA/Aaa

 Merrill Lynch Mortgage Trust, 4.556%, 6/12/43

 3,984

 29,835

 0.71

 AAA/Baa2

 MLCC Mortgage Investors, Inc., Floating Rate Note, 3/25/30

 27,062

 19,675

 0.71

 AAA/A3

 MLCC Mortgage Investors, Inc., Floating Rate Note, 4/25/29

 18,145

 100,000

 NR/NR

 Morgan Stanley Reremic Trust, 5.0%, 11/26/36 (144A)

 97,500

 GBP

 112,600

 1.41

 AA+/NR

 Paragon Secured Finance Plc, Floating Rate Note, 11/15/35

 159,761

 EURO

 100,000

 1.75

 AAA/Aaa

 Permanent Master Issuer Plc, Floating Rate Note, 7/15/42

 124,068

 7,697

 B+/B2

 RAAC Series, 6.0%, 1/25/32

 7,854

 164,560

 AAA/NR

 RALI Trust, 4.0%, 3/25/34

 168,514

 109,895

 AAA/Ba1

 RALI Trust, 4.25%, 1/25/34

 111,676

 43,009

 NR/B1

 RALI Trust, 5.0%, 9/25/19

 43,328

 14,328

 NR/B3

 RALI Trust, 5.5%, 12/25/34

 14,173

 51,388

 AAA/NR

 RALI Trust, 6.0%, 10/25/34

 51,757

 18,880

 0.80

 AAA/Ba1

 RALI Trust, Floating Rate Note, 1/25/34

 17,979

 31,080

 0.80

 NR/Baa1

 RALI Trust, Floating Rate Note, 10/25/17

 29,226

 AUD

 82,791

 4.31

 AAA/A1

 Rams Mortgage Securities Pty, Ltd., Floating Rate Note, 7/21/35

 82,131

 18,904

 B-/NR

 Residential Asset Securitization Trust, 5.5%, 2/25/35

 19,225

 21,777

 CCC/NR

 Residential Asset Securitization Trust, 5.5%, 7/25/35

 20,408

 34,911

 B+/NR

 Residential Asset Securitization Trust, 5.75%, 12/25/34

 35,827

 74,716

 BB/NR

 RFMSI Trust, 5.25%, 8/25/35

 75,926

 26,015

 0.47

 AAA/Ba3

 Sequoia Mortgage Trust, Floating Rate Note, 3/20/35

 23,450

 62,420

 2.88

 AAA/Baa3

 Structured Asset Securities Corp., Floating Rate Note, 10/25/33

 61,868

 50,000

 AAA/Aa1

 Timberstar Trust, 5.668%, 10/15/36 (144A)

 56,281

 5,375,935

 0.01

 AAA/Aaa

 Wachovia Bank Commercial Mortgage Trust, Floating Rate Note, 6/15/45

 2,709

 89,575

 2.45

 AA/NR

 WaMu Mortgage Pass Through Certificates, Floating Rate Note, 1/25/35

 88,541

 66,265

 2.58

 AA+/Ba3

 WaMu Mortgage Pass Through Certificates, Floating Rate Note, 6/25/34

 66,600

 1,325

 2.50

 CC/NR

 WaMu Mortgage Pass Through Certificates, Floating Rate Note, 9/25/35

 1,321

 89,226

 NR/Aaa

 Wells Fargo Commercial Mortgage Trust, 3.349%, 11/15/43 (144A)

 94,824

 12,595

 AAA/Baa3

 Wells Fargo Mortgage Backed Securities Trust, 4.75%, 12/25/18

 13,044

 18,756

 AAA/A1

 Wells Fargo Mortgage Backed Securities Trust, 5.0%, 11/25/36

 19,605

 18,676

 BB-/B1

 Wells Fargo Mortgage Backed Securities Trust, 5.5%, 10/25/35

 19,185

 47,469

 NR/B1

 Wells Fargo Mortgage Backed Securities Trust, 5.75%, 3/25/36

 46,610

 21,560

 2.64

 BBB-/B1

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 3/25/35

 21,274

 50,000

 BBB/NR

 WFDB Commercial Mortgage Trust, 5.914%, 7/5/24 (144A)

 51,761

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $4,528,138)

 $

 4,556,769

 CORPORATE BONDS - 29.4%

 Energy - 4.0%

 Oil & Gas Drilling - 0.1%

 25,000

 BBB+/Baa1

 Pride International, Inc., 6.875%, 8/15/20

 $

 31,382

 Oil & Gas Equipment & Services - 0.2%

 0

 BB/Ba3

 Exterran Holdings, Inc., 7.25%, 12/1/18

 $

 0

 25,000

 BBB/Baa2

 Weatherford International, Ltd. Bermuda, 5.95%, 4/15/42

 26,814

 25,000

 BBB/Baa2

 Weatherford International, Ltd. Bermuda, 9.625%, 3/1/19

 32,858

 $

 59,672

 Oil & Gas Exploration & Production - 1.6%

 10,000

 BBB+/Baa1

 Canadian Natural Resources, Ltd., 5.9%, 2/1/18

 $

 11,993

 50,000

 B/B3

 Carrizo Oil & Gas, Inc., 8.625%, 10/15/18

 54,125

 100,000

 B-/B3

 Chaparral Energy, Inc., 8.25%, 9/1/21

 108,500

 50,000

 B/B2

 EP Energy LLC, 9.375%, 5/1/20 (144A)

 53,812

 90,000

 B/B2

 Linn Energy LLC, 6.25%, 11/1/19 (144A)

 89,100

 51,000

 B/B2

 Linn Energy LLC, 8.625%, 4/15/20

 55,335

 23,000

 BBB/Baa2

 Marathon Oil Corp., 5.9%, 3/15/18

 27,544

 70,000

 BB-/B1

 Plains Exploration & Production Co., 6.75%, 2/1/22

 74,900

 $

 475,309

 Oil & Gas Refining & Marketing - 0.3%

 40,000

 A/A2

 Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)

 $

 47,768

 25,000

 BBB/Baa2

 Spectra Energy Capital LLC, 6.2%, 4/15/18

 30,036

 21,000

 BBB/Baa2

 Valero Energy Corp., 9.375%, 3/15/19

 28,392

 $

 106,196

 Oil & Gas Storage & Transportation - 1.3%

 25,000

 BBB/Baa3

 Buckeye Partners LP, 6.05%, 1/15/18

 $

 27,363

 25,000

 BBB/Baa2

 DCP Midstream LLC, 9.75%, 3/15/19 (144A)

 32,205

 65,000

 7.00

 BB+/Baa3

 Enterprise Products Operating LLC, Floating Rate Note, 6/1/67

 67,275

 70,000

 BBB/Baa2

 Kinder Morgan Energy Partners LP, 4.15%, 3/1/22

 75,148

 10,000

 BBB/Baa2

 Kinder Morgan Energy Partners LP, 5.95%, 2/15/18

 11,831

 25,000

 BBB/Baa2

 Plains All American Pipeline LP, 6.125%, 1/15/17

 29,210

 10,000

 A/A3

 Questar Pipeline Co., 5.83%, 2/1/18

 11,842

 30,000

 BB/Ba1

 Rockies Express Pipeline LLC, 5.625%, 4/15/20 (144A)

 28,500

 10,000

 BBB/Baa2

 Spectra Energy Capital LLC, 6.75%, 7/15/18

 11,781

 60,000

 BBB/Baa2

 Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42

 65,505

 13,000

 BBB-/Baa3

 The Williams Companies, Inc., 7.75%, 6/15/31

 16,550

 $

 377,210

 Coal & Consumable Fuels - 0.5%

 45,000

 BB-/B2

 Alpha Natural Resources, Inc., 6.0%, 6/1/19

 $

 39,150

 25,000

 BB-/B1

 Berau Coal Energy Tbk PT, 7.25%, 3/13/17 (144A)

 25,280

 75,000

 B/B2

 Penn Virginia Resource Partners LP, 8.375%, 6/1/20 (144A)

 75,750

 $

 140,180

 Total Energy

 $

 1,189,949

 Materials - 1.2%

 Diversified Chemicals - 0.1%

 20,000

 BBB/Baa2

 Eastman Chemical Co., 4.8%, 9/1/42

 $

 21,731

 Specialty Chemicals - 0.1%

 25,000

 BBB/Baa2

 Cytec Industries, Inc., 8.95%, 7/1/17

 $

 31,191

 Construction Materials - 0.1%

 30,000

 BBB/Baa2

 Holcim US Finance Sarl & Cie SCS, 6.0%, 12/30/19 (144A)

 $

 32,473

 Aluminum - 0.1%

 25,000

 BBB-/Baa3

 Alcoa, Inc., 6.15%, 8/15/20

 $

 27,037

 Diversified Metals & Mining - 0.3%

 50,000

 NR/NR

 AngloGold Ashanti Holdings Plc, 5.125%, 8/1/22

 $

 51,318

 35,000

 BBB-/Baa2

 AngloGold Ashanti Holdings Plc, 5.375%, 4/15/20

 36,647

 $

 87,965

 Steel - 0.5%

 30,000

 BBB-/Baa3

 ArcelorMittal, 6.125%, 6/1/18

 $

 31,013

 25,000

 BB+/Ba2

 Commercial Metals Co., 7.35%, 8/15/18

 26,031

 100,000

 NR/B2

 Metinvest BV, 10.25%, 5/20/15 (144A)

 99,250

 $

 156,294

 Total Materials

 $

 356,691

 Capital Goods - 1.4%

 Aerospace & Defense - 0.1%

 30,000

 BB/Ba2

 Esterline Technologies Corp., 6.625%, 3/1/17

 $

 31,088

 Building Products - 0.4%

 25,000

 BBB-/Ba2

 Masco Corp., 5.95%, 3/15/22

 $

 26,134

 85,000

 BBB-/Ba2

 Masco Corp., 7.125%, 3/15/20

 94,953

 $

 121,087

 Electrical Components & Equipment - 0.4%

 75,000

 B+/Ba2

 Belden, Inc., 7.0%, 3/15/17

 $

 77,719

 25,000

 B/B3

 WireCo WorldGroup, Inc., 9.5%, 5/15/17

 25,125

 $

 102,844

 Construction & Farm Machinery & Heavy Trucks - 0.1%

 10,000

 A/Baa1

 Cummins, Inc., 6.75%, 2/15/27

 $

 12,690

 Industrial Machinery - 0.1%

 15,000

 BBB+/Baa1

 Ingersoll-Rand Global Holding Co., Ltd., 9.5%, 4/15/14

 $

 17,001

 20,000

 BBB-/Baa3

 Valmont Industries, Inc., 6.625%, 4/20/20

 23,938

 $

 40,939

 Trading Companies & Distributors - 0.3%

 55,000

 BBB-/NR

 Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)

 $

 55,136

 40,000

 BBB/Baa2

 GATX Corp., 6.0%, 2/15/18

 44,783

 $

 99,919

 Total Capital Goods

 $

 408,567

 Transportation - 0.9%

 Air Freight & Logistics - 0.2%

 75,000

 B+/Ba3

 CEVA Group Plc, 8.375%, 12/1/17 (144A)

 $

 73,312

 Airlines - 0.6%

 145,572

 BBB-/Baa3

 American Airlines 2011-2 Class A Pass Through Trust, 8.625%, 10/15/21

 $

 153,214

 13,743

 A-/Baa2

 Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19

 14,602

 $

 167,816

 Railroads - 0.1%

 25,000

 BBB+/A3

 Burlington Northern Santa Fe LLC, 5.75%, 3/15/18

 $

 29,990

 Total Transportation

 $

 271,118

 Automobiles & Components - 0.9%

 Auto Parts & Equipment - 0.5%

 100,000

 B+/B2

 Pittsburgh Glass Works LLC, 8.5%, 4/15/16 (144A)

 $

 93,000

 50,000

 B+/B1

 Tower Automotive Holdings USA LLC, 10.625%, 9/1/17 (144A)

 52,438

 $

 145,438

 Automobile Manufacturers - 0.4%

 AUD

 100,000

 A/A2

 BMW Australia Finance, Ltd., 6.5%, 2/28/14

 $

 109,104

 10,000

 BBB+/A3

 Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A)

 10,708

 $

 119,812

 Total Automobiles & Components

 $

 265,250

 Consumer Durables & Apparel - 0.3%

 Homebuilding - 0.2%

 50,000

 NR/Ba3

 Desarrolladora Homex SAB de CV, 9.5%, 12/11/19 (144A)

 $

 51,940

 Household Appliances - 0.1%

 25,000

 BBB-/Baa3

 Whirlpool Corp., 5.5%, 3/1/13

 $

 25,604

 Total Consumer Durables & Apparel

 $

 77,544

 Consumer Services - 0.9%

 Casinos & Gaming - 0.1%

 25,000

 BBB/Baa2

 International Game Technology, 7.5%, 6/15/19

 $

 30,107

 Education Services - 0.8%

 25,000

 NR/NR

 Bowdoin College, 4.693%, 7/1/12

 $

 25,888

 25,000

 AAA/Aaa

 Massachusetts Institute of Technology, 5.6%, 7/1/11

 36,555

 30,000

 AAA/Aaa

 The Board of Trustees of The Leland Stanford Junior University, 4.75%, 5/1/19

 35,912

 75,000

 AA-/Aa2

 Tufts University, 5.017%, 4/15/12

 91,477

 50,000

 AAA/Aaa

 Yale University, 2.9%, 10/15/14

 52,644

 $

 242,476

 Total Consumer Services

 $

 272,583

 Media - 0.3%

 Broadcasting - 0.2%

 50,000

 B-/B3

 Telesat Canada, 12.5%, 11/1/17

 $

 55,750

 Cable & Satellite - 0.1%

 25,000

 BBB+/Baa1

 British Sky Broadcasting Group Plc, 6.1%, 2/15/18 (144A)

 $

 29,628

 10,000

 BBB/Baa2

 Time Warner Cable, Inc., 8.25%, 4/1/19

 13,305

 5,000

 BBB/Baa2

 Time Warner Cable, Inc., 8.75%, 2/14/19

 6,793

 $

 49,726

 Total Media

 $

 105,476

 Retailing - 0.2%

 Internet Retail - 0.2%

 50,000

 BBB-/Ba1

 Expedia, Inc., 5.95%, 8/15/20

 $

 53,519

 Total Retailing

 $

 53,519

 Food & Staples Retailing - 0.1%

 Drug Retail - 0.1%

 14,469

 BBB+/Baa2

 CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)

 $

 16,516

 Total Food & Staples Retailing

 $

 16,516

 Food, Beverage & Tobacco - 1.2%

 Brewers - 0.1%

 20,000

 A/A3

 Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19

 $

 26,869

 Agricultural Products - 0.2%

 50,000

 BBB-/Ba1

 Viterra, Inc., 5.95%, 8/1/20 (144A)

 $

 54,812

 Packaged Foods & Meats - 0.9%

 70,000

 BBB/Baa2

 Kraft Foods Group, Inc., 3.5%, 6/6/22 (144A)

 $

 74,188

 45,000

 BBB-/Baa2

 Kraft Foods, Inc., 6.5%, 2/9/40

 61,882

 150,000

 B+/B1

 Post Holdings, Inc., 7.375%, 2/15/22 (144A)

 156,375

 $

 292,445

 Total Food, Beverage & Tobacco

 $

 374,126

 Health Care Equipment & Services - 1.0%

 Health Care Equipment - 0.3%

 100,000

 BB/B2

 Hologic, Inc., 6.25%, 8/1/20 (144A)

 $

 105,750

 Health Care Facilities - 0.0%

 10,000

 BB/Ba3

 HCA, Inc., 8.5%, 4/15/19

 $

 11,269

 Managed Health Care - 0.4%

 100,000

 BB+/Ba2

 AMERIGROUP Corp., 7.5%, 11/15/19

 $

 117,250

 Health Care Technology - 0.3%

 75,000

 B-/B3

 MedAssets, Inc., 8.0%, 11/15/18

 $

 79,125

 Total Health Care Equipment & Services

 $

 313,394

 Pharmaceuticals, Biotechnology & Life Sciences - 0.1%

 Biotechnology - 0.1%

 25,000

 BBB+/Baa2

 Biogen Idec, Inc., 6.0%, 3/1/13

 $

 25,746

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 25,746

 Banks - 5.8%

 Diversified Banks - 3.3%

 NOK

 250,000

 AAA/Aaa

 Asian Development Bank, 3.375%, 5/20/14

 $

 42,898

 EURO

 50,000

 NR/Aaa

 AXA Bank Europe SCF, 3.5%, 11/5/20

 66,948

 AUD

 100,000

 AA/Aa2

 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Australia, 6.0%, 10/29/15

 109,464

 75,000

 AA/Aa2

 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 3.875%, 2/8/22

 78,684

 TRY

 40,000

 AA/Aa2

 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 3/3/15

 18,594

 EURO

 50,000

 NR/Aaa

 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 6.875%, 3/19/20

 61,237

 AUD

 50,000

 AAA/Aaa

 Inter-American Development Bank, 6.5%, 8/20/19

 60,967

 NOK

 1,500,000

 AAA/Aaa

 International Bank for Reconstruction & Development, 3.25%, 4/14/14

 257,357

 AUD

 185,000

 AAA/Aaa

 International Bank for Reconstruction & Development, 5.75%, 10/21/19

 217,371

 100,000

 BBB+/Baa2

 Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)

 90,024

 $

 1,003,544

 Regional Banks - 1.8%

 70,000

 BB+/Baa3

 Capital One Capital VI, 8.875%, 5/15/40

 $

 71,110

 25,000

 A/A1

 Mellon Funding Corp., 5.5%, 11/15/18

 29,134

 65,000

 8.25

 BBB/Baa3

 PNC Financial Services Group, Inc., Floating Rate Note, 5/29/49 (Perpetual)

 66,966

 115,000

 6.75

 BBB/Baa3

 PNC Financial Services Group, Inc., Floating Rate Note, 7/29/49 (Perpetual)

 124,583

 150,000

 5.46

 BBB+/Baa1

 State Street Capital Trust III, Floating Rate Note, 1/29/49 (Perpetual)

 150,810

 75,000

 BBB/Baa1

 SunTrust Banks, Inc., 3.5%, 1/20/17

 78,385

 20,000

 A+/A1

 Wachovia Bank NA, 6.0%, 11/15/17

 23,555

 $

 544,543

 Thrifts & Mortgage Finance - 0.7%

 50,000

 BBB-/Baa2

 Astoria Financial Corp., 5.0%, 6/19/17

 $

 50,514

 GBP

 100,000

 AAA/Aaa

 Cie de Financement Foncier SA, 4.625%, 12/28/12

 159,023

 $

 209,537

 Total Banks

 $

 1,757,624

 Diversified Financials - 4.1%

 Other Diversified Financial Services - 1.0%

 20,000

 BBB+/Baa2

 Alterra Finance LLC, 6.25%, 9/30/20

 $

 21,559

 TRY

 65,000

 AAA/Aaa

 European Investment Bank, 3/2/15

 30,671

 100,000

 7.12

 AA-/Baa1

 General Electric Capital Corp., Floating Rate Note, 12/15/49 (Perpetual)

 108,199

 25,000

 A/A2

 JPMorgan Chase & Co., 6.0%, 1/15/18

 29,590

 100,000

 7.90

 BBB/Ba1

 JPMorgan Chase & Co., Floating Rate Note, 4/29/49 (Perpetual)

 110,356

 $

 300,375

 Specialized Finance - 0.4%

 91,000

 BBB/Baa3

 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)

 $

 91,512

 10,000

 A+/A1

 National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/18

 12,007

 $

 103,519

 Consumer Finance - 0.8%

 35,000

 A+/A1

 American Honda Finance Corp., 6.7%, 10/1/13 (144A)

 $

 37,458

 CNY

 1,000,000

 A/A2

 Caterpillar Financial Services Corp., 1.35%, 7/12/13

 154,545

 25,000

 A/A2

 Caterpillar Financial Services Corp., 7.05%, 10/1/18

 32,490

 30,000

 CCC/Caa1

 Springleaf Finance Corp., 6.9%, 12/15/17

 24,450

 $

 248,943

 Asset Management & Custody Banks - 0.1%

 25,000

 A-/A3

 Eaton Vance Corp., 6.5%, 10/2/17

 $

 28,734

 Investment Banking & Brokerage - 1.8%

 110,000

 4.00

 BB+/Ba2

 Goldman Sachs Capital II, Floating Rate Note, 6/1/43

 $

 78,739

 35,000

 BBB/Baa2

 Jefferies Group, Inc., 5.125%, 4/13/18

 34,300

 50,000

 BBB/Baa2

 Jefferies Group, Inc., 6.875%, 4/15/21

 51,500

 25,000

 BBB/Baa2

 Jefferies Group, Inc., 8.5%, 7/15/19

 27,562

 10,000

 BBB/A3

 Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)

 10,229

 50,000

 A-/Baa2

 Merrill Lynch & Co., Inc., 5.45%, 2/5/13

 51,120

 100,000

 BBB+/Baa3

 Merrill Lynch & Co., Inc., 7.75%, 5/14/38

 122,495

 10,000

 A-/Baa1

 Morgan Stanley, 5.5%, 1/26/20

 10,006

 45,000

 A-/Baa1

 Morgan Stanley, 6.625%, 4/1/18

 48,158

 25,000

 BBB/Baa2

 Raymond James Financial, Inc., 4.25%, 4/15/16

 26,304

 90,000

 NR/Baa3

 Scottrade Financial Services, Inc., 6.125%, 7/11/21 (144A)

 93,348

 $

 553,761

 Total Diversified Financials

 $

 1,235,332

 Insurance - 2.1%

 Life & Health Insurance - 0.7%

 35,000

 BBB/Baa2

 Delphi Financial Group, Inc., 7.875%, 1/31/20

 $

 41,852

 15,000

 A-/Baa2

 Lincoln National Corp., 8.75%, 7/1/19

 19,327

 25,000

 6.05

 BBB/Ba1

 Lincoln National Corp., Floating Rate Note, 4/20/67

 24,125

 35,000

 BBB/Baa2

 MetLife, Inc., 10.75%, 8/1/39

 50,575

 45,000

 A-/Baa2

 Protective Life Corp., 7.375%, 10/15/19

 53,517

 25,000

 A/Baa2

 Prudential Financial, Inc., 2.75%, 1/14/13

 25,232

 $

 214,628

 Multi-line Insurance - 0.3%

 40,000

 BBB/Baa3

 Genworth Financial, Inc., 7.2%, 2/15/21

 $

 39,193

 45,000

 7.00

 BB/Baa3

 Liberty Mutual Group, Inc., Floating Rate Note, 3/15/37 (144A)

 40,500

 $

 79,693

 Property & Casualty Insurance - 0.9%

 95,000

 7.51

 BB+/Ba2

 Sirius International Group, Ltd., Floating Rate Note, 5/29/49 (Perpetual) (144A)

 $

 95,476

 110,000

 6.50

 BBB/Baa1

 The Allstate Corp., Floating Rate Note, 5/15/57

 113,300

 50,000

 BBB-/Baa3

 The Hanover Insurance Group, Inc., 7.5%, 3/1/20

 58,697

 $

 267,473

 Reinsurance - 0.2%

 40,000

 BBB/NR

 Platinum Underwriters Finance, Inc., 7.5%, 6/1/17

 $

 43,974

 35,000

 6.75

 BBB-/Baa3

 Reinsurance Group of America, Inc., Floating Rate Note, 12/15/65

 33,121

 $

 77,095

 Total Insurance

 $

 638,889

 Real Estate - 1.0%

 Diversified REIT's - 0.1%

 20,000

 BBB/Baa2

 Digital Realty Trust LP, 4.5%, 7/15/15

 $

 21,166

 10,000

 BBB/Baa2

 Digital Realty Trust LP, 5.875%, 2/1/20

 11,314

 $

 32,480

 Office REIT's - 0.2%

 40,000

 BBB-/Baa2

 Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22

 $

 41,484

 25,000

 BBB/Baa2

 Mack-Cali Realty LP, 5.125%, 2/15/14

 26,166

 $

 67,650

 Retail REIT's - 0.1%

 35,000

 BB+/Baa3

 DDR Corp., 7.5%, 4/1/17

 $

 40,277

 Specialized REIT's - 0.4%

 10,000

 BBB-/Baa2

 Health Care Real Estate Investment Trust, Inc., 6.2%, 6/1/16

 $

 11,304

 25,000

 BBB-/Baa3

 Healthcare Realty Trust, Inc., 6.5%, 1/17/17

 28,072

 25,000

 BBB-/Baa2

 Hospitality Properties Trust, 7.875%, 8/15/14

 27,001

 45,000

 BBB-/Baa3

 Senior Housing Properties Trust, 6.75%, 4/15/20

 49,705

 $

 116,082

 Diversified Real Estate Activities - 0.2%

 35,000

 A-/A2

 WEA Finance LLC, 7.125%, 4/15/18 (144A)

 $

 41,708

 Total Real Estate

 $

 298,197

 Semiconductors & Semiconductor Equipment - 0.1%

 Semiconductor Equipment - 0.1%

 25,000

 BBB/Baa1

 KLA-Tencor Corp., 6.9%, 5/1/18

 $

 30,054

 Total Semiconductors & Semiconductor Equipment

 $

 30,054

 Telecommunication Services - 2.6%

 Integrated Telecommunication Services - 1.6%

 CHF

 40,000

 BBB+/Baa1

 Deutsche Telekom AG, 3.75%, 4/22/14

 $

 43,260

 30,000

 BB/Ba2

 Frontier Communications Corp., 8.5%, 4/15/20

 32,475

 45,000

 NR/A2

 GTP Acquisition Partners I LLC, 4.347%, 6/15/16 (144A)

 47,055

 45,000

 NR/A2

 GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)

 46,309

 20,000

 A/A2

 Qtel International Finance, Ltd., 6.5%, 6/10/14 (144A)

 21,820

 EURO

 50,000

 BBB/Baa2

 Telefonica Emisiones SAU, 5.496%, 4/1/16

 61,207

 75,000

 BBB/Baa2

 Telefonica Emisiones SAU, 6.221%, 7/3/17

 73,520

 150,000

 BB-/Ba3

 UPCB Finance V, Ltd., 7.25%, 11/15/21 (144A)

 159,750

 $

 485,396

 Wireless Telecommunication Services - 1.0%

 CNY

 1,000,000

 A-/A2

 America Movil SAB de CV, 3.5%, 2/8/15

 $

 158,367

 35,000

 B+/Ba2

 Cricket Communications, Inc., 7.75%, 5/15/16

 37,100

 30,000

 NR/A2

 Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)

 32,968

 75,000

 B/B2

 MetroPCS Wireless, Inc., 6.625%, 11/15/20

 75,750

 $

 304,185

 Total Telecommunication Services

 $

 789,581

 Utilities - 0.9%

 Electric Utilities - 0.7%

 10,000

 A-/A3

 Commonwealth Edison Co., 6.15%, 9/15/17

 $

 12,228

 25,000

 BBB/Baa2

 Commonwealth Edison Co., 6.95%, 7/15/18

 30,425

 10,000

 6.70

 BB+/Ba1

 PPL Capital Funding, Inc., Floating Rate Note, 3/30/67

 10,225

 70,000

 BBB-/Baa3

 Public Service Co. of New Mexico, 7.95%, 5/15/18

 84,759

 50,000

 6.25

 BBB-/Baa2

 Southern California Edison Co., Floating Rate Note, 8/1/49 (Perpetual)

 53,470

 10,000

 BBB+/A3

 West Penn Power Co., 5.95%, 12/15/17 (144A)

 11,779

 $

 202,886

 Multi-Utilities - 0.1%

 25,000

 BBB+/Baa1

 New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)

 $

 28,481

 Independent Power Producers & Energy Traders - 0.1%

 37,703

 BBB-/Baa3

 Panoche Energy Center LLC, 6.885%, 7/31/29 (144A)

 $

 42,553

 Total Utilities

 $

 273,920

 Government - 0.3%

 Government - 0.3%

 GBP

 50,000

 AAA/NR

 European Bank for Reconstruction & Development, 1.875%, 12/10/13

 $

 79,835

 Total Government

 $

 79,835

 TOTAL CORPORATE BONDS

 (Cost $8,217,706)

 $

 8,833,911

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.9%

 115,961

 AAA/Aaa

 Fannie Mae, 4.0%, 11/1/41

 $

 124,496

 161,230

 AAA/Aaa

 Fannie Mae, 4.0%, 12/1/41

 173,097

 148,373

 AAA/Aaa

 Fannie Mae, 4.5%, 12/1/41

 161,250

 64,491

 AAA/Aaa

 Fannie Mae, 4.5%, 4/1/41

 69,967

 62,608

 AAA/Aaa

 Fannie Mae, 5.0%, 6/1/40

 68,536

 796,967

 AAA/Aaa

 Fannie Mae, 5.0%, 7/1/40

 872,420

 220,051

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 10/1/38

 238,508

 189,833

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 9/1/38

 205,755

 104,750

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 8/1/37

 116,951

 69,526

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 1/1/38

 79,312

 167,071

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 4/1/38

 190,697

 129,928

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 8/15/41

 143,124

 135,848

 AAA/Aaa

 Government National Mortgage Association II, 4.5%, 9/20/41

 151,391

 30,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.25%, 5/15/39

 40,486

 60,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.5%, 2/15/36

 82,988

 10,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.5%, 5/15/38

 13,953

 60,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.5%, 8/15/39

 84,094

 100,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.75%, 2/15/41

 146,047

 $

 2,963,072

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $2,784,909)

 $

 2,963,072

 FOREIGN GOVERNMENT BONDS - 34.2%

 AUD

 100,000

 NR/Aaa

 Australia Government Bond, 5.75%, 5/15/21

 $

 127,896

 AUD

 200,000

 NR/Aaa

 Australia Government Bond, 6.5%, 5/15/13

 215,744

 EURO

 50,000

 AA+/Aaa

 Austria Government Bond, 4.15%, 3/15/37 (144A)

 76,393

 EURO

 110,000

 AA+/Aaa

 Austria Government Bond, 4.3%, 7/15/14 (144A)

 146,345

 EURO

 50,000

 AA+/Aaa

 Austria Government Bond, 4.35%, 3/15/19 (144A)

 73,467

 EURO

 25,000

 NR/Aa3

 Belgium Government Bond, 5.5%, 3/28/28

 39,556

 EURO

 100,000

 NR/Aaa

 Bundesrepublik Deutschland, 3.25%, 1/4/20

 144,401

 EURO

 125,000

 NR/Aaa

 Bundesrepublik Deutschland, 6.5%, 7/4/27

 249,431

 CAD

 10,000

 AAA/Aaa

 Canada Housing Trust No 1, 3.35%, 12/15/20 (144A)

 10,941

 CAD

 225,000

 AAA/Aaa

 Canada Housing Trust No 1, 3.55%, 9/15/13 (144A)

 230,332

 CAD

 100,000

 AAA/Aaa

 Canada Housing Trust No 1, 3.8%, 6/15/21 (144A)

 113,145

 CAD

 60,000

 AAA/Aaa

 Canadian Government Bond, 1.5%, 3/1/17

 60,359

 CAD

 250,000

 AAA/Aaa

 Canadian Government Bond, 2.0%, 6/1/16

 256,276

 CZK

 500,000

 AA/A1

 Czech Republic Government Bond, 3.7%, 6/16/13

 24,885

 DKK

 170,000

 AAA/Aaa

 Denmark Government Bond, 4.0%, 11/15/15

 31,953

 DKK

 250,000

 AAA/Aaa

 Denmark Government Bond, 4.5%, 11/15/39

 63,560

 EURO

 300,000

 AAA/Aaa

 Finland Government Bond, 4.375%, 7/4/19

 448,893

 EURO

 150,000

 NR/Aaa

 France Government Bond OAT, 3.0%, 10/25/15

 200,178

 EURO

 200,000

 NR/Aaa

 France Government Bond OAT, 3.25%, 10/25/21

 271,769

 EURO

 117,000

 NR/Aaa

 France Government Bond OAT, 3.75%, 4/25/21

 164,893

 EURO

 25,000

 NR/Aaa

 France Government Bond OAT, 4.0%, 10/25/38

 36,055

 HUF

 5,000,000

 BB+/Ba1

 Hungary Government Bond, 6.75%, 2/12/13

 21,760

 IDR

 200,000,000

 BB+/NR

 Indonesia Recapitalization Bond, 14.25%, 6/15/13

 22,813

 IDR

 100,000,000

 BB+/NR

 Indonesia Recapitalization Bond, 14.275%, 12/15/13

 11,852

 IDR

 400,000,000

 BB+/Baa3

 Indonesia Treasury Bond, 11.0%, 12/15/12

 43,278

 IDR

 50,000,000

 BB+/Baa3

 Indonesia Treasury Bond, 12.5%, 3/15/13

 5,538

 IDR

 200,000,000

 NR/NR

 Indonesia Treasury Bond, 7.0%, 5/15/27

 22,877

 IDR

 5,000,000,000

 NR/Baa3

 Indonesia Treasury Bond, 7.375%, 9/15/16

 567,948

 IDR

 1,210,000,000

 NR/NR

 Indonesia Treasury Bond, 8.25%, 6/15/32

 153,513

 IDR

 25,000,000

 NR/Baa3

 Indonesia Treasury Bond, 9.0%, 9/15/13

 2,757

 EURO

 90,000

 BBB+/Ba1

 Ireland Government Bond, 4.5%, 4/18/20

 99,937

 EURO

 45,000

 BBB+/Ba1

 Ireland Government Bond, 5.0%, 10/18/20

 51,689

 EURO

 85,000

 BBB+/Ba1

 Ireland Government Bond, 5.9%, 10/18/19

 102,954

 EURO

 75,000

 NR/Baa2

 Italy Buoni Poliennali Del Tesoro, 2.25%, 11/1/13

 91,157

 EURO

 50,000

 NR/Baa2

 Italy Buoni Poliennali Del Tesoro, 3.75%, 8/1/16

 58,678

 EURO

 110,000

 NR/Baa2

 Italy Buoni Poliennali Del Tesoro, 4.75%, 2/1/13

 136,888

 EURO

 25,000

 NR/Baa2

 Italy Buoni Poliennali Del Tesoro, 6.5%, 11/1/27

 30,480

 JPY

 46,500,000

 NR/Aa3

 Japan Government Ten Year Bond, 1.0%, 12/20/21

 609,546

 JPY

 30,000,000

 NR/Aa3

 Japan Government Ten Year Bond, 1.7%, 9/20/16

 408,625

 JPY

 5,000,000

 NR/Aa3

 Japan Government Thirty Year Bond, 2.3%, 12/20/36

 71,015

 JPY

 27,000,000

 NR/Aa3

 Japan Government Twenty Year Bond, 1.5%, 3/20/19

 370,931

 JPY

 35,000,000

 NR/Aa3

 Japan Government Two Year Bond, 0.2%, 8/15/13

 448,492

 MXN

 1,290,000

 A-/Baa1

 Mexican Bonos, 6.5%, 6/9/22

 106,469

 MXN

 1,690,000

 A-/Baa1

 Mexican Bonos, 7.75%, 11/13/42

 149,407

 MXN

 250,000

 A-/Baa1

 Mexican Bonos, 9.5%, 12/18/14

 21,026

 EURO

 150,000

 NR/Aaa

 Netherlands Government Bond, 4.0%, 7/15/16 (144A)

 210,700

 EURO

 91,000

 NR/Aaa

 Netherlands Government Bond, 5.5%, 1/15/28

 162,205

 NOK

 150,000

 AAA/Aaa

 Norway Government Bond, 4.25%, 5/19/17

 28,228

 NOK

 275,000

 AAA/Aaa

 Norway Government Bond, 5.0%, 5/15/15

 50,137

 PHP

 6,480,000

 NR/NR

 Philippine Government Bond, 5.875%, 3/1/32

 161,102

 PHP

 3,570,000

 NR/Ba2

 Philippine Government Bond, 7.625%, 9/29/36

 106,827

 PHP

 800,000

 NR/Ba2

 Philippine Government Bond, 8.0%, 7/19/31

 24,695

 PLN

 250,000

 A/A2

 Poland Government Bond, 5.0%, 4/25/16

 76,475

 PLN

 1,400,000

 A/A2

 Poland Government Bond, 5.25%, 10/25/17

 434,587

 NZD

 250,000

 AA-/Aa2

 Province of Ontario Canada, 6.25%, 6/16/15

 216,520

 AUD

 120,000

 AA+/Aa1

 Queensland Treasury Corp., 6.0%, 7/21/22

 141,941

 200,000

 BBB/Baa1

 Russian Foreign Bond - Eurobond, 4.5%, 4/4/22 (144A)

 219,500

 SGD

 150,000

 NR/Aaa

 Singapore Government Bond, 1.625%, 4/1/13

 121,639

 ZAR

 1,500,000

 NR/A3

 South Africa Government Bond, 6.75%, 3/31/21

 182,474

 ZAR

 250,000

 A/A3

 South Africa Government Bond, 7.5%, 1/15/14

 31,281

 ZAR

 300,000

 A/A3

 South Africa Government Bond, 8.0%, 12/21/18

 39,627

 EURO

 100,000

 BBB+/Baa3

 Spain Government Bond, 4.1%, 7/30/18

 108,389

 EURO

 129,000

 BBB+/Baa3

 Spain Government Bond, 4.4%, 1/31/15

 155,014

 SEK

 500,000

 AAA/Aaa

 Sweden Government Bond, 3.5%, 3/30/39

 95,455

 SEK

 55,000

 AAA/Aaa

 Sweden Government Bond, 3.75%, 8/12/17

 9,139

 SEK

 1,000,000

 AAA/Aaa

 Sweden Government Bond, 4.25%, 3/12/19

 175,605

 SEK

 2,450,000

 AAA/Aaa

 Sweden Government Bond, 5.5%, 10/8/12

 363,255

 SEK

 55,000

 AAA/Aaa

 Sweden Government Bond, 6.75%, 5/5/14

 8,900

 TRY

 80,000

 BBB-/NR

 Turkey Government Bond, 10.5%, 1/15/20

 50,801

 GBP

 50,000

 NR/Aaa

 United Kingdom Gilt, 4.0%, 9/7/16

 90,056

 GBP

 60,000

 NR/Aaa

 United Kingdom Gilt, 4.25%, 12/7/27

 120,103

 GBP

 70,000

 NR/Aaa

 United Kingdom Gilt, 4.25%, 9/7/39

 138,949

 GBP

 75,000

 NR/Aaa

 United Kingdom Gilt, 8.75%, 8/25/17

 165,830

 $

 10,285,536

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $10,119,487)

 $

 10,285,536

 MUNICIPAL BONDS - 3.1%

 Municipal Airport - 0.1%

 20,000

 BBB/Baa1

 Indianapolis Airport Authority, 5.1%, 1/15/17

 $

 22,720

 Municipal Development - 0.2%

 50,000

 AA-/Aa3

 California Statewide Communities Development Authority, 6.0%, 8/15/42

 $

 60,050

 Higher Municipal Education - 1.8%

 50,000

 AA-/Aa2

 California State University, 5.0%, 11/1/39

 $

 54,280

 50,000

 AAA/Aaa

 Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/40

 56,220

 25,000

 AAA/Aaa

 Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/42

 28,082

 50,000

 AAA/Aaa

 Houston Higher Education Finance Corp., 4.5%, 11/15/37

 53,188

 25,000

 AA/Aa1

 Illinois Finance Authority, 5.0%, 10/1/51

 28,274

 70,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 11/15/36

 85,147

 25,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/32

 35,873

 10,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/36

 12,055

 20,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 6.0%, 7/1/36

 24,745

 30,000

 AAA/Aaa

 Missouri State Health & Educational Facilities Authority, 5.0%, 11/15/39

 34,323

 50,000

 AAA/Aaa

 New York State Dormitory Authority, 5.0%, 7/1/38

 58,020

 50,000

 AA/Aa1

 New York State Dormitory Authority, 5.0%, 7/1/40

 57,150

 20,000

 AAA/Aaa

 Permanent University Fund, 5.0%, 7/1/30

 25,262

 $

 552,619

 Municipal Medical - 0.1%

 25,000

 AA-/A1

 Massachusetts Development Finance Agency, 5.25%, 4/1/37

 $

 28,205

 Municipal Utility District - 0.1%

 25,000

 AA-/Aa3

 South Carolina State Public Service Authority, 5.0%, 12/1/43

 $

 28,520

 Municipal Transportation - 0.2%

 50,000

 AA/Aa2

 Harris County Metropolitan Transit Authority, 5.0%, 11/1/41

 $

 57,240

 Municipal Water - 0.4%

 45,000

 AAA/Aa1

 City of Charleston South Carolina Waterworks & Sewer System Revenue, 5.0%, 1/1/41

 $

 52,084

 20,000

 AAA/Aa2

 Hampton Roads Sanitation District, 5.0%, 4/1/38

 22,069

 45,000

 AAA/NR

 Tarrant Regional Water District, 5.0%, 3/1/52

 51,003

 $

 125,156

 Municipal Obligation - 0.2%

 50,000

 AA+/Aa1

 State of Washington, 5.0%, 8/1/39

 $

 57,242

 TOTAL MUNICIPAL BONDS

 (Cost $836,319)

 $

 931,752

 TOTAL INVESTMENT IN SECURITIES - 98.0%

 (Cost $28,367,233) (a)

 $

 29,490,217

 OTHER ASSETS & LIABILITIES - 2.0%

 $

 596,354

 TOTAL NET ASSETS - 100.0%

 $

 30,086,571

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 WR

 Rating withdrawn by either S&P or Moody's.

 PIK

 Represents a pay in kind security.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 REIT's

 Real Estate Investment Trust.

 (Perpetual)

 Security with no stated maturity date.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At July 31, 2012, the value of these securities amounted to $4,665,220 or 15.5% of total net assets.

 cost for federal income tax purposes of $28,367,233 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 2,090,961

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (967,977)

 Net unrealized gain

 $

 1,122,984

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 Principal amounts are denominated in U.S. Dollars unless otherwise denoted:

 AUD

 Australian Dollar

 CAD

 Canadian Dollar

 CHF

 Swiss Franc

 CNY

 New Chinese Yen

 DKK

 Danish Kroner

 EURO

 Euro

 GBP

 British Pound Sterling

 HUF

 Hungarian Forint

 IDR

 Indonesian Rupiah

 JPY

 Japanese Yen

 MXN

 Mexican Peso

 NOK

 Norwegian Krone

 NZD

 New Zealand Dollar

 PHP

 Philippine Peso

 PLN

 New Polish Zloty

 SEK

 Swedish Krone

 SGD

 Singapore Dollar

 TRY

 Turkish Lira

 ZAR

 South African Rand

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2 and securities valued using fair value methods are categorized as level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
390,285

$
-

$
390,285

 Preferred Stocks

372,078

-

372,078

 Convertible Preferred Stocks

161,980

-

-

161,980

 Asset Backed Securities

-

994,834

-

994,834

 Collateralized Mortgage Obligations

-

4,556,769

-

4,556,769

 Corporate Bonds

-

8,833,911

-

8,833,911

 U.S. Government Agency Obligations

-

2,963,072

-

2,963,072

 Foreign Government Bonds

-

10,285,536

-

10,285,536

 Municipal Bonds

-

931,752

-

931,752

 Total

$
534,058

$
28,956,159

$
-

$
29,490,217

 Other Financial Instruments*

$
-

$
4,078

$
-

$
4,078

 * Other financial instruments Include the unrealized gain (loss) on foreign exchange contracts.

 Pioneer Global High Yield Fund

 Schedule of Investments 7/31/12

 Principal Amount ($)

 Floating

 Rate (b)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 CONVERTIBLE CORPORATE BONDS - 6.2%

 Energy - 0.9%

 Oil & Gas Exploration & Production - 0.1%

 4,130,000

 BB-/Ba3

 Chesapeake Energy Corp., 2.5%, 5/15/37

 $

 3,500,175

 Coal & Consumable Fuels - 0.8%

 19,320,000

 BB-/NR

 Alpha Appalachia Holdings, Inc., 3.25%, 8/1/15

 $

 16,518,600

 1,305,000

 CCC-/B2

 James River Coal Co., 3.125%, 3/15/18

 295,256

 $

 16,813,856

 Total Energy

 $

 20,314,031

 Materials - 0.7%

 Construction Materials - 0.5%

 11,050,000

 NR/NR

 Cemex SAB de CV, 3.75%, 3/15/18

 $

 9,530,625

 Forest Products - 0.2%

 14,559,000

 NR/NR

 Sino-Forest Corp., 4.25%, 12/15/16 (144A) (c)

 $

 2,620,620

 12,150,000

 NR/WR

 Sino-Forest Corp., 5.0%, 8/1/13 (c)

 2,156,625

 $

 4,777,245

 Total Materials

 $

 14,307,870

 Capital Goods - 0.9%

 Electrical Components & Equipment - 0.1%

 1,250,000

 B/B2

 General Cable Corp., 4.5%, 11/15/29 (Step)

 $

 1,254,688

 Construction & Farm Machinery & Heavy Trucks - 0.2%

 5,475,000

 CCC+/NR

 Navistar International Corp., 3.0%, 10/15/14

 $

 4,838,531

 Trading Companies & Distributors - 0.6%

 6,423,000

 B/NR

 WESCO International, Inc., 6.0%, 9/15/29

 $

 13,464,214

 Total Capital Goods

 $

 19,557,433

 Automobiles & Components - 0.7%

 Automobile Manufacturers - 0.7%

 12,029,000

 BB+/Baa3

 Ford Motor Co., 4.25%, 11/15/16

 $

 16,224,114

 Total Automobiles & Components

 $

 16,224,114

 Food, Beverage & Tobacco - 0.1%

 Tobacco - 0.1%

 1,635,000

 CCC+/Caa2

 Alliance One International, Inc., 5.5%, 7/15/14

 $

 1,534,856

 Total Food, Beverage & Tobacco

 $

 1,534,856

 Health Care Equipment & Services - 0.1%

 Health Care Technology - 0.1%

 3,485,000

 NR/NR

 WebMD Health Corp., 2.5%, 1/31/18

 $

 2,827,206

 Total Health Care Equipment & Services

 $

 2,827,206

 Pharmaceuticals, Biotechnology & Life Sciences - 0.4%

 Biotechnology - 0.4%

 5,600,000

 NR/NR

 Cubist Pharmaceuticals, Inc., 2.5%, 11/1/17

 $

 8,995,000

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 8,995,000

 Real Estate - 0.3%

 Real Estate Operating Companies - 0.3%

 3,805,000

 B-/B3

 Forest City Enterprises, Inc., 4.25%, 8/15/18

 $

 3,762,194

 1,900,000

 B-/NR

 Forest City Enterprises, Inc., 5.0%, 10/15/16

 2,403,500

 $

 6,165,694

 Total Real Estate

 $

 6,165,694

 Software & Services - 0.4%

 Application Software - 0.4%

 1,025,000

 NR/NR

 Mentor Graphics Corp., 4.0%, 4/1/31

 $

 1,124,938

 6,365,000

 BB-/NR

 Nuance Communications, Inc., 2.75%, 11/1/31 (144A)

 6,691,206

 $

 7,816,144

 Total Software & Services

 $

 7,816,144

 Technology Hardware & Equipment - 0.3%

 Computer Storage & Peripherals - 0.2%

 4,435,000

 BB/NR

 SanDisk Corp., 1.5%, 8/15/17

 $

 4,928,394

 Electronic Components - 0.1%

 1,605,000

 BB+/NR

 Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)

 $

 1,197,731

 Total Technology Hardware & Equipment

 $

 6,126,125

 Semiconductors & Semiconductor Equipment - 1.3%

 Semiconductor Equipment - 0.4%

 3,400,000

 BBB-/Baa1

 Lam Research Corp., 1.25%, 5/15/18

 $

 3,310,750

 5,515,000

 NR/NR

 Novellus Systems, Inc., 2.625%, 5/15/41

 6,411,188

 $

 9,721,938

 Semiconductors - 0.9%

 4,650,000

 NR/NR

 JA Solar Holdings Co., Ltd., 4.5%, 5/15/13

 $

 4,254,750

 10,750,000

 NR/NR

 ReneSola, Ltd., 4.125%, 3/15/18 (144A)

 5,549,688

 3,687,000

 NR/NR

 SunPower Corp., 4.75%, 4/15/14

 3,392,040

 11,919,000

 NR/NR

 Suntech Power Holdings Co., Ltd., 3.0%, 3/15/13

 5,333,752

 $

 18,530,230

 Total Semiconductors & Semiconductor Equipment

 $

 28,252,168

 Telecommunication Services - 0.1%

 Integrated Telecommunication Services - 0.1%

 2,485,000

 NR/NR

 MasTec, Inc., 4.0%, 6/15/14

 $

 3,034,806

 Total Telecommunication Services

 $

 3,034,806

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $158,568,696)

 $

 135,155,447

 PREFERRED STOCKS - 0.5%

 Consumer Services - 0.0%

 Data Processing - 0.0%

 17,350

 NR/NR

 Perseus Holding Corp., 14.0%, 4/15/14 (144A)

 $

 303,625

 Total Consumer Services

 $

 303,625

 Diversified Financials - 0.5%

 Other Diversified Financial Services - 0.5%

 3,100

 CCC+/B3

 Ally Financial, Inc., 7.0%, 12/31/99 (Perpetual) (144A)

 $

 2,785,931

 355,600

 8.12

 CCC+/B3

 GMAC Capital Trust I, Floating Rate Note, 2/15/40

 8,669,528

 Total Diversified Financials

 $

 11,455,459

 TOTAL PREFERRED STOCKS

 (Cost $11,680,355)

 $

 11,759,084

 CONVERTIBLE PREFERRED STOCK - 0.0%

 Banks - 0.0%

 Diversified Banks - 0.0%

 445

 BBB+/Ba1

 Wells Fargo & Co., 7.5%, 12/31/99 (Perpetual)

 $

 514,865

 TOTAL CONVERTIBLE PREFERRED STOCK

 (Cost $467,249)

 $

 514,865

 Shares

 COMMON STOCKS - 1.2%

 Energy - 0.4%

 Oil & Gas Drilling - 0.1%

 46,147

 Rowan Companies Plc *

 $

 1,621,144

 Oil & Gas Equipment & Services - 0.0%

 248,438

 Sevan Marine ASA *

 $

 560,780

 Oil & Gas Exploration & Production - 0.3%

 13,714,548

 Norse Energy Corp., ASA *

 $

 5,918,213

 Total Energy

 $

 8,100,137

 Materials - 0.4%

 Diversified Metals & Mining - 0.3%

 6,615,974

 Blaze Recycling & Metals LLC *

 $

 2,977,188

 95,846

 Freeport-McMoRan Copper & Gold, Inc.

 3,227,135

 $

 6,204,323

 Steel - 0.1%

 134,106

 Vale SA (A.D.R.)

 $

 2,377,699

 Forest Products - 0.0%

 244,090

 Ainsworth Lumber Co., Ltd. *

 $

 467,251

 Total Materials

 $

 9,049,273

 Capital Goods - 0.0%

 Building Products - 0.0%

 894

 Panolam Holdings Co. *

 $

 522,096

 Total Capital Goods

 $

 522,096

 Transportation - 0.2%

 Marine - 0.2%

 2,370,345

 Horizon Lines, Inc. *

 $

 4,266,621

 Total Transportation

 $

 4,266,621

 Automobiles & Components - 0.2%

 Auto Parts & Equipment - 0.2%

 99,863

 Lear Corp.

 $

 3,550,130

 Total Automobiles & Components

 $

 3,550,130

 Diversified Financials - 0.0%

 Other Diversified Financial Services - 0.0%

 24,638

 BTA Bank JSC (G.D.R.) (144A) *

 $

 24,638

 Total Diversified Financials

 $

 24,638

 Real Estate - 0.0%

 Real Estate Development - 0.0%

 159,647

 Newhall Land Development LLC *

 $

 207,541

 Total Real Estate

 $

 207,541

 Software & Services - 0.0%

 Data Processing & Outsourced Services - 0.0%

 33,046

 Perseus Holdings, Ltd. *

 $

 82,615

 Total Software & Services

 $

 82,615

 TOTAL COMMON STOCKS

 (Cost $34,957,964)

 $

 25,803,051

 Principal Amount ($)

 Floating

 Rate (b)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 ASSET BACKED SECURITIES - 1.9%

 Banks - 1.3%

 Thrifts & Mortgage Finance - 1.3%

 468,799

 0.34

 CCC/Caa3

 ACE Securities Corp., Floating Rate Note, 1/25/37

 $

 137,499

 1,114,370

 1.52

 CCC/Caa3

 Amortizing Residential Collateral Trust, Floating Rate Note, 1/25/32

 517,332

 1,480,000

 0.70

 CCC/Caa3

 Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 1/25/47

 525,314

 1,350,000

 1.30

 BB/A2

 Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 10/25/34

 1,062,904

 1,151,011

 0.38

 CCC/Ba1

 Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 10/25/36

 1,092,848

 3,782,310

 0.93

 A/Caa1

 Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 3/25/35

 3,009,323

 675,000

 BB/NR

 CarNow Auto Receivables Trust, 6.9%, 11/15/16 (144A)

 676,680

 8,090,000

 0.45

 CCC/Caa2

 Carrington Mortgage Loan Trust, Floating Rate Note, 2/25/37

 5,088,343

 2,713,948

 0.31

 CCC/Caa1

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 7/25/45

 1,778,043

 1,700,000

 1.22

 BB/Caa1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 11/25/34

 1,013,276

 9,978,006

 0.70

 CC/NR

 Countrywide Asset-Backed Certificates, Floating Rate Note, 3/25/47 (144A)

 4,044,126

 1,905,587

 0.43

 BBB-/B2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/36

 1,752,278

 788,836

 0.95

 AAA/Caa2

 FBR Securitization Trust, Floating Rate Note, 10/25/35

 437,873

 925,594

 0.38

 B-/B3

 GSAMP Trust, Floating Rate Note, 1/25/37

 824,512

 4,000,000

 BBB/NR

 Leaf II Receivables Funding LLC, 5.5%, 2/20/22 (144A)

 3,547,600

 1,103,889

 0.41

 BB+/Ba1

 RAMP Trust, Floating Rate Note, 8/25/36

 941,218

 1,500,000

 6.55

 CCC/B3

 Security National Mortgage Loan Trust, Floating Rate Note, 4/25/37 (144A)

 1,324,068

 $

 27,773,237

 Total Banks

 $

 27,773,237

 Diversified Financials - 0.6%

 Other Diversified Financial Services - 0.2%

 8,719,433

 0.73

 B-/Caa1

 Aircraft Finance Trust, Floating Rate Note, 5/15/24 (144A)

 $

 3,923,745

 586,582

 BB/NR

 Sierra Receivables Funding Co LLC, 9.31%, 7/20/28 (144A)

 586,363

 $

 4,510,108

 Specialized Finance - 0.4%

 11,242,847

 0.64

 CCC+/Caa2

 Lease Investment Flight Trust, Floating Rate Note, 7/15/31

 $

 7,195,422

 979,262

 0.68

 CCC+/Caa2

 Lease Investment Flight Trust, Floating Rate Note, 7/15/31

 626,727

 $

 7,822,149

 Total Diversified Financials

 $

 12,332,257

 TOTAL ASSET BACKED SECURITIES

 (Cost $41,180,084)

 $

 40,105,494

 COLLATERALIZED MORTGAGE OBLIGATIONS - 1.3%

 Banks - 0.5%

 Thrifts & Mortgage Finance - 0.5%

 14,379,039

 2.93

 AAA/Caa1

 Bayview Commercial Asset Trust, Floating Rate Note, 4/25/36 (144A)

 $

 236,535

 1,000,000

 6.85

 CCC+/NR

 Commercial Mortgage Pass Through Certificates, Floating Rate Note, 8/15/33 (144A)

 668,924

 477,988

 5.68

 NR/NR

 First Horizon Asset Securities, Inc., Floating Rate Note, 11/25/34

 419,463

 803,561

 5.74

 BB-/NR

 GSR Mortgage Loan Trust, Floating Rate Note, 2/25/34

 682,542

 248,751

 1.01

 AAA/Ba2

 Impac CMB Trust, Floating Rate Note, 1/25/35

 196,509

 1,641,152

 2.93

 NR/B1

 JP Morgan Mortgage Trust, Floating Rate Note, 10/25/35

 1,377,838

 2,903,314

 4.70

 BBB/Caa3

 JP Morgan Mortgage Trust, Floating Rate Note, 2/25/35

 2,353,003

 4,315,000

 BB/B1

 Timberstar Trust, 7.53%, 10/15/36 (144A)

 4,460,726

 $

 10,395,540

 Total Banks

 $

 10,395,540

 Diversified Financials - 0.3%

 Other Diversified Financial Services - 0.2%

 981,491

 NR/B3

 Credit Suisse Mortgage Capital Certificates, 5.0%, 4/25/37

 $

 925,519

 2,500,000

 0.95

 BBB+/Baa2

 Morgan Stanley Capital I, Inc., Floating Rate Note, 12/15/20 (144A)

 2,289,432

 700,000

 8.11

 NR/NR

 Vericrest Opportunity Loan Transferee, Floating Rate Note, 3/25/49 (144A)

 703,407

 $

 3,918,358

 Investment Banking & Brokerage - 0.1%

 3,450,000

 6.94

 BBB-/NR

 Bear Stearns Commercial Mortgage Securities, Floating Rate Note, 2/15/35 (144A)

 $

 3,413,471

 Total Diversified Financials

 $

 7,331,829

 Real Estate - 0.4%

 Mortgage REIT's - 0.4%

 1,099,662

 2.73

 AAA/Caa1

 American Home Mortgage Investment Trust, Floating Rate Note, 6/25/45

 $

 922,531

 9,000,000

 7.08

 CCC-/NR

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/15/35 (144A)

 8,089,119

 $

 9,011,650

 Total Real Estate

 $

 9,011,650

 Government - 0.1%

 Government - 0.1%

 22,655,752

 1.47

 NR/Aaa

 Government National Mortgage Association, Floating Rate Note, 10/16/52

 $

 1,574,801

 Total Government

 $

 1,574,801

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $29,936,287)

 $

 28,313,820

 CORPORATE BONDS - 74.7%

 Energy - 8.9%

 Oil & Gas Drilling - 1.1%

 3,600,000

 NR/NR

 Deep Drilling 1 Pte, Ltd., 12.0%, 12/21/15

 $

 3,311,637

 1,250,000

 B-/Caa1

 Hercules Offshore, Inc., 10.5%, 10/15/17 (144A)

 1,256,250

 8,900,000

 CCC+/Caa2

 Ocean Rig UDW, Inc., 9.5%, 4/27/16

 8,588,500

 6,395,000

 B+/B3

 Pioneer Energy Services Corp., 9.875%, 3/15/18

 6,874,625

 3,765,000

 BB-/B2

 Unit Corp., 6.625%, 5/15/21 (144A)

 3,736,762

 $

 23,767,774

 Oil & Gas Equipment & Services - 0.9%

 10,909,000

 B/B3

 Expro Finance Luxembourg SCA, 8.5%, 12/15/16 (144A)

 $

 10,827,182

 2,275,000

 CCC/Caa2

 Green Field Energy Services, Inc., 13.0%, 11/15/16 (144A)

 1,979,250

 910,944

 NR/NR

 Nexus 1 Pte, Ltd., 10.5%, 4/9/22 (144A) (c)

 911

 NOK

 23,000,000

 NR/NR

 Transocean Norway Drilling AS, 11.0%, 2/24/16

 4,084,580

 NOK

 16,000,000

 9.34

 NR/NR

 Transocean Norway Drilling AS, Floating Rate Note, 2/24/16

 2,814,891

 $

 19,706,814

 Integrated Oil & Gas - 0.2%

 CAD

 5,070,000

 BB-/Caa2

 Connacher Oil and Gas, Ltd., 8.75%, 8/1/18 (144A)

 $

 4,296,610

 Oil & Gas Exploration & Production - 4.1%

 2,870,000

 B/B3

 Carrizo Oil & Gas, Inc., 8.625%, 10/15/18

 $

 3,106,775

 7,920,000

 BB-/Ba3

 Chesapeake Energy Corp., 6.775%, 3/15/19

 7,761,600

 4,740,000

 B-/B3

 Comstock Resources, Inc., 7.75%, 4/1/19

 4,574,100

 1,120,000

 BB+/B1

 Concho Resources, Inc., 6.5%, 1/15/22

 1,198,400

 13,700,000

 B/B2

 EP Energy LLC, 9.375%, 5/1/20 (144A)

 14,744,625

 5,035,000

 CCC+/Caa1

 Goodrich Petroleum Corp., 8.875%, 3/15/19

 4,783,250

 5,215,000

 B-/Caa1

 Kodiak Oil & Gas Corp., 8.125%, 12/1/19 (144A)

 5,553,975

 5,800,000

 B/B2

 Linn Energy LLC, 6.25%, 11/1/19 (144A)

 5,742,000

 12,850,000

 B+/NR

 MIE Holdings Corp., 9.75%, 5/12/16 (144A)

 12,753,625

 NOK

 12,000,000

 NR/NR

 Norwegian Energy Co AS, 10.25%, 4/27/16

 1,951,496

 NOK

 45,000,000

 NR/NR

 Norwegian Energy Co AS, 12.9%, 11/20/14

 7,139,010

 2,840,000

 B/B3

 Oasis Petroleum, Inc., 6.5%, 11/1/21

 2,861,300

 2,580,000

 CCC/Caa1

 Quicksilver Resources, Inc., 7.125%, 4/1/16

 2,064,000

 3,370,000

 CCC+/B3

 Quicksilver Resources, Inc., 9.125%, 8/15/19

 2,999,300

 1,920,000

 B/B1

 Samson Investment Co., 9.75%, 2/15/20 (144A)

 1,992,000

 4,605,000

 B/B3

 SandRidge Energy, Inc., 8.0%, 6/1/18 (144A)

 4,789,200

 2,919,000

 B/B3

 Stone Energy Corp., 8.625%, 2/1/17

 3,035,760

 2,275,000

 B-/Caa1

 Venoco, Inc., 8.875%, 2/15/19

 2,093,000

 $

 89,143,416

 Oil & Gas Storage & Transportation - 0.1%

 2,030,000

 7.00

 BB+/Baa3

 Enterprise Products Operating LLC, Floating Rate Note, 6/1/67

 $

 2,101,050

 950,000

 3.48

 BB/Ba1

 Southern Union Co., Floating Rate Note, 11/1/66

 774,250

 $

 2,875,300

 Coal & Consumable Fuels - 2.5%

 815,000

 BB-/B2

 Alpha Natural Resources, Inc., 6.0%, 6/1/19

 $

 709,050

 5,575,000

 B-/B3

 Arch Coal, Inc., 7.25%, 6/15/21

 4,822,375

 15,063,000

 BB-/B1

 Berau Capital Resources Pte, Ltd., 12.5%, 7/8/15 (144A)

 16,757,588

 3,750,000

 BB-/B1

 Berau Coal Energy Tbk PT, 7.25%, 3/13/17 (144A)

 3,792,000

 12,200,000

 BB/Ba3

 Bumi Capital Pte, Ltd., 12.0%, 11/10/16 (144A)

 12,993,000

 7,485,000

 B/Caa1

 Foresight Energy LLC, 9.625%, 8/15/17 (144A)

 7,410,150

 4,435,000

 B-/B2

 James River Coal Co., 7.875%, 4/1/19

 2,239,675

 2,706,000

 B/B3

 Murray Energy Corp., 10.25%, 10/15/15 (144A)

 2,408,340

 2,070,000

 B/B2

 Penn Virginia Resource Partners LP, 8.25%, 4/15/18

 2,101,050

 $

 53,233,228

 Total Energy

 $

 193,023,142

 Materials - 12.0%

 Commodity Chemicals - 1.5%

 11,343,000

 NR/WR

 Basell Finance Co BV, 8.1%, 3/15/27 (144A)

 $

 14,519,040

 1,450,000

 CCC+/B3

 Hexion US Finance Corp., 8.875%, 2/1/18

 1,468,125

 EURO

 2,500,000

 CCC/NR

 KP Germany Erste GmbH, 11.625%, 7/15/17 (144A)

 3,168,893

 2,259,000

 BB/Ba2

 NOVA Chemicals Corp., 7.875%, 9/15/25

 2,259,000

 11,320,000

 BB/B1

 Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)

 11,574,700

 $

 32,989,758

 Diversified Chemicals - 2.0%

 EURO

 10,935,000

 CCC+/Caa1

 INEOS Group Holdings SA, 7.875%, 2/15/16 (144A)

 $

 11,505,869

 800,000

 CCC+/Caa1

 INEOS Group Holdings SA, 8.5%, 2/15/16 (144A)

 724,000

 17,540,000

 BB+/Ba2

 LyondellBasell Industries NV, 5.0%, 4/15/19

 19,030,900

 EURO

 9,025,000

 NR/Caa1

 Momentive Performance Materials, Inc., 9.5%, 1/15/21

 8,024,530

 EURO

 4,390,000

 B+/B2

 Styrolution Group GmbH, 7.625%, 5/15/16 (144A)

 4,592,170

 $

 43,877,469

 Construction Materials - 1.0%

 12,050,000

 CC/Caa3

 AGY Holding Corp., 11.0%, 11/15/14

 $

 5,603,250

 4,275,000

 B-/NR

 Cemex Espana Luxembourg, 9.875%, 4/30/19 (144A)

 3,965,062

 9,406,000

 B-/NR

 Cemex Finance LLC, 9.5%, 12/14/16 (144A)

 9,335,455

 3,750,000

 B-/NR

 Cemex SAB de CV, 9.0%, 1/11/18 (144A)

 3,487,500

 $

 22,391,267

 Metal & Glass Containers - 1.4%

 4,105,000

 B-/B3

 AEP Industries, Inc., 8.25%, 4/15/19

 $

 4,269,200

 9,563,901

 B-/Caa1

 ARD Finance SA, 11.125%, 6/1/18 (144A) (PIK)

 8,703,150

 5,000,000

 B-/B3

 Ardagh Packaging Finance Plc, 9.125%, 10/15/20 (144A)

 5,250,000

 EURO

 2,100,000

 B-/B3

 Ardagh Packaging Finance Plc, 9.25%, 10/15/20 (144A)

 2,603,748

 8,334,225

 CCC+/Caa1

 BWAY Parent Co, Inc., 10.125%, 11/1/15 (PIK)

 8,521,745

 $

 29,347,843

 Paper Packaging - 1.1%

 15,426,044

 NR/NR

 Bio Pappel SAB de CV, 7.0%, 8/27/16 (Step)

 $

 12,495,096

 2,200,771

 NR/NR

 Bio Pappel SAB de CV, 7.0%, 8/27/16 (Step) (144A)

 1,782,625

 EURO

 6,800,000

 B/B2

 Nordenia International AG, 9.75%, 7/15/17 (144A)

 9,581,840

 $

 23,859,561

 Aluminum - 0.0%

 306

 B-/B3

 Noranda Aluminum Acquisition Corp., 4.73%, 5/15/15 (PIK)

 $

 292

 Diversified Metals & Mining - 1.8%

 10,175,000

 CCC+/Caa1

 Midwest Vanadium Pty, Ltd., 11.5%, 2/15/18 (144A)

 $

 6,817,250

 11,725,000

 CCC+/Caa1

 Mirabela Nickel, Ltd., 8.75%, 4/15/18 (144A)

 8,442,000

 5,300,000

 B/B2

 Molycorp, Inc., 10.0%, 6/1/20 (144A)

 4,982,000

 4,750,000

 B+/B1

 Mongolian Mining Corp., 8.875%, 3/29/17 (144A)

 4,798,781

 12,910,000

 BB/Ba3

 Vedanta Resources Plc, 8.25%, 6/7/21 (144A)

 12,199,950

 2,000,000

 BB/Ba3

 Vedanta Resources Plc, 9.5%, 7/18/18 (144A)

 2,015,000

 $

 39,254,981

 Steel - 2.7%

 5,300,000

 NR/Ba2

 China Oriental Group Co, Ltd., 8.0%, 8/18/15 (144A)

 $

 4,796,500

 12,950,000

 CCC-/Caa2

 Essar Steel Algoma, Inc., 9.875%, 6/15/15 (144A)

 10,619,000

 11,975,000

 B-/B3

 Ferrexpo Finance Plc, 7.875%, 4/7/16 (144A)

 11,166,688

 2,600,000

 BB+/B1

 Fosun International, Ltd., 7.5%, 5/12/16 (144A)

 2,548,000

 4,340,000

 B/B3

 JMC Steel Group, 8.25%, 3/15/18 (144A)

 4,350,850

 7,620,000

 NR/B2

 Metinvest BV, 10.25%, 5/20/15 (144A)

 7,562,850

 11,550,000

 NR/B2

 Metinvest BV, 8.75%, 2/14/18 (144A)

 10,712,625

 4,890,000

 CCC+/Caa1

 Ryerson, Inc., 12.0%, 11/1/15

 4,914,450

 EURO

 2,505,000

 CCC/Caa2

 Zlomrex International Finance SA, 8.5%, 2/1/14 (144A)

 2,342,911

 $

 59,013,874

 Paper Products - 0.5%

 13,490,000

 B+/B1

 Grupo Papelero Scribe SA de CV, 8.875%, 4/7/20 (144A)

 $

 10,859,450

 Total Materials

 $

 261,594,495

 Capital Goods - 6.7%

 Aerospace & Defense - 0.7%

 19,238,000

 B-/B2

 DynCorp International, Inc., 10.375%, 7/1/17

 $

 16,159,920

 Building Products - 0.8%

 16,000,000

 NR/Ba2

 China Liansu Group Holdings, Ltd., 7.875%, 5/13/16 (144A)

 $

 15,480,000

 3,739,472

 NR/NR

 Industrias Unidas SA de CV, 11.5%, 11/15/16

 2,655,025

 $

 18,135,025

 Construction & Engineering - 1.1%

 6,900,000

 B+/B1

 Abengoa Finance SAU, 8.875%, 11/1/17 (144A)

 $

 5,830,500

 2,980,000

 BB-/Ba3

 Dycom Investments, Inc., 7.125%, 1/15/21

 3,240,750

 7,900,000

 B+/B1

 Empresas ICA SAB de CV, 8.9%, 2/4/21 (144A)

 7,860,500

 9,175,000

 C/Caa3

 New Enterprise Stone & Lime Co., Inc., 11.0%, 9/1/18

 6,468,375

 $

 23,400,125

 Electrical Components & Equipment - 0.6%

 10,825,000

 B/B3

 Coleman Cable, Inc., 9.0%, 2/15/18

 $

 11,433,906

 1,540,000

 B/B3

 WireCo WorldGroup, Inc., 9.5%, 5/15/17

 1,547,700

 $

 12,981,606

 Industrial Conglomerates - 0.7%

 2,980,000

 B/B2

 JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)

 $

 2,972,550

 EURO

 1,800,000

 BB-/Ba3

 Mark IV Europe Lux SCA, 8.875%, 12/15/17 (144A)

 2,303,777

 1,200,000

 CCC+/B3

 Park-Ohio Industries, Inc., 8.125%, 4/1/21

 1,227,000

 7,800,000

 BBB/Baa3

 Votorantim Cimentos SA, 7.25%, 4/5/41 (144A)

 8,139,300

 $

 14,642,627

 Construction & Farm Machinery & Heavy Trucks - 1.3%

 6,780,000

 B/B2

 Commercial Vehicle Group, Inc., 7.875%, 4/15/19

 $

 6,839,325

 5,000,000

 B+/B2

 Hyva Global BV, 8.625%, 3/24/16 (144A)

 4,262,500

 6,225,000

 BB-/B1

 Lonking Holdings, Ltd., 8.5%, 6/3/16 (144A)

 5,633,625

 8,405,000

 B/B1

 Navistar International Corp., 8.25%, 11/1/21

 7,879,688

 4,400,000

 NR/NR

 OSX 3 Leasing BV, 9.25%, 3/20/15 (144A)

 4,472,600

 $

 29,087,738

 Industrial Machinery - 1.0%

 5,075,000

 B/B2

 Constellation Enterprises LLC, 10.625%, 2/1/16 (144A)

 $

 5,087,688

 5,322,000

 NR/WR

 Indalex Holding Corp., 11.5%, 2/1/14 (c)

 26,610

 5,080,000

 B/Caa2

 Liberty Tire Recycling, 11.0%, 10/1/16 (144A)

 4,737,100

 14,600,000

 B+/NR

 WPE International Cooperatief UA, 10.375%, 9/30/20 (144A)

 11,958,860

 $

 21,810,258

 Trading Companies & Distributors - 0.5%

 9,840,000

 B-/B3

 INTCOMEX, Inc., 13.25%, 12/15/14

 $

 10,036,800

 Total Capital Goods

 $

 146,254,099

 Commercial Services & Supplies - 0.4%

 Business Services - 0.2%

 7,830,000

 B-/Caa2

 Sitel LLC, 11.5%, 4/1/18

 $

 5,794,200

 Environmental & Facilities Services - 0.1%

 6,510,000

 NR/WR

 Old AII, Inc., 10.0%, 12/15/16 (c)

 $

 651

 EURO

 3,022,531

 CCC-/Caa2

 The New Reclamation Group Pty, Ltd., 8.125%, 2/1/13 (144A)

 2,603,774

 $

 2,604,425

 Diversified Support Services - 0.3%

 6,365,000

 B/B3

 ADS Tactical, Inc., 11.0%, 4/1/18 (144A)

 $

 6,460,475

 Total Commercial Services & Supplies

 $

 14,859,100

 Transportation - 2.5%

 Air Freight & Logistics - 0.6%

 12,061,000

 B-/Caa1

 CEVA Group Plc, 11.5%, 4/1/18 (144A)

 $

 11,292,111

 2,445,000

 B-/B3

 CEVA Group Plc, 11.625%, 10/1/16 (144A)

 2,561,138

 $

 13,853,249

 Airlines - 0.7%

 1,635,019

 BB/Ba2

 Continental Airlines 1998-1 Class B Pass Through Trust, 6.748%, 3/15/17

 $

 1,635,019

 2,125,000

 BBB-/Ba2

 Continental Airlines 2012-1 Class B Pass Thru Trusts, 6.25%, 4/11/20

 2,167,500

 7,363,000

 B/NR

 Gol Finance, 9.25%, 7/20/20 (144A)

 6,773,960

 4,250,000

 BB-/NR

 TAM Capital 3, Inc., 8.375%, 6/3/21 (144A)

 4,542,400

 $

 15,118,879

 Marine - 0.1%

 1,345,000

 B+/B3

 Navios South American Logistics, Inc., 9.25%, 4/15/19

 $

 1,230,675

 Railroads - 0.1%

 2,335,962

 CCC/Caa3

 Florida East Coast Holdings Corp., 10.5%, 8/1/17 (PIK)

 $

 2,096,526

 Trucking - 0.6%

 7,656,551

 NR/Ba2

 Inversiones Alsacia SA, 8.0%, 8/18/18 (144A)

 $

 7,627,533

 6,125,000

 B/B3

 syncreon Global Ireland, Ltd., 9.5%, 5/1/18 (144A)

 6,125,000

 $

 13,752,533

 Airport Services - 0.4%

 4,488,500

 B/B2

 Aeropuertos Argentina 2000 SA, 10.75%, 12/1/20 (144A)

 $

 4,241,632

 3,900,000

 B/B2

 Aguila 3 SA, 7.875%, 1/31/18 (144A)

 4,134,000

 $

 8,375,632

 Total Transportation

 $

 54,427,494

 Automobiles & Components - 2.3%

 Auto Parts & Equipment - 1.4%

 4,800,000

 B+/B2

 Pittsburgh Glass Works LLC, 8.5%, 4/15/16 (144A)

 $

 4,464,000

 4,365,000

 CCC/Caa1

 Stanadyne Corp., 10.0%, 8/15/14

 4,075,819

 16,550,000

 CCC-/Caa3

 Stanadyne Holdings, Inc., 12.0%, 2/15/15 (Step)

 10,405,812

 11,854,000

 B+/B1

 Tower Automotive Holdings USA LLC, 10.625%, 9/1/17 (144A)

 12,431,882

 $

 31,377,513

 Tires & Rubber - 0.1%

 2,810,000

 B+/B1

 The Goodyear Tire & Rubber Co., 7.0%, 5/15/22

 $

 2,869,712

 Automobile Manufacturers - 0.8%

 4,000,000

 NR/Ba1

 Automotores Gildemeister SA, 8.25%, 5/24/21 (144A)

 $

 4,200,000

 11,605,000

 B/B2

 Chrysler Group LLC, 8.0%, 6/15/19

 12,069,200

 $

 16,269,200

 Total Automobiles & Components

 $

 50,516,425

 Consumer Durables & Apparel - 3.6%

 Homebuilding - 1.4%

 1,600,000

 CCC/Caa3

 Beazer Homes USA, Inc., 9.125%, 5/15/19

 $

 1,558,000

 8,750,000

 CCC/Caa3

 Beazer Homes USA, Inc., 9.125%, 6/15/18

 8,531,250

 2,050,000

 BB-/NR

 Corp GEO SAB de CV, 8.875%, 3/27/22 (144A)

 2,132,000

 10,272,000

 NR/Ba3

 Desarrolladora Homex SAB de CV, 9.5%, 12/11/19 (144A)

 10,670,554

 7,500,000

 NR/Ba3

 Urbi Desarrollos Urbanos SAB de CV, 9.75%, 2/3/22 (144A)

 7,612,500

 $

 30,504,304

 Housewares & Specialties - 1.8%

 2,400,000

 B-/NR

 Reynolds Group Issuer, Inc., 8.25%, 2/15/21

 $

 2,358,000

 7,490,000

 B-/NR

 Reynolds Group Issuer, Inc., 8.5%, 5/15/18

 7,546,175

 3,235,000

 B-/Caa1

 Reynolds Group Issuer, Inc., 9.0%, 4/15/19

 3,291,612

 7,675,000

 B-/Caa1

 Reynolds Group Issuer, Inc., 9.875%, 8/15/19 (144A)

 8,135,500

 11,165,000

 CCC+/B3

 Yankee Candle Co., Inc., 9.75%, 2/15/17

 11,625,556

 5,775,000

 CCC+/Caa1

 YCC Holdings LLC, 10.25%, 2/15/16 (PIK)

 5,883,281

 $

 38,840,124

 Leisure Products - 0.4%

 EURO

 4,700,000

 CCC/Caa2

 Heckler & Koch GmbH, 9.5%, 5/15/18 (144A)

 $

 4,193,440

 5,000,000

 B/B2

 Icon Health & Fitness, Inc., 11.875%, 10/15/16 (144A)

 4,462,500

 $

 8,655,940

 Total Consumer Durables & Apparel

 $

 78,000,368

 Consumer Services - 1.6%

 Casinos & Gaming - 0.9%

 10,750,000

 NR/WR

 Buffalo Thunder Development Authority, 9.375%, 12/15/14 (144A) (c)

 $

 3,923,750

 4,395,000

 B-/B3

 Codere Finance Luxembourg SA, 9.25%, 2/15/19 (144A)

 3,296,250

 2,052,000

 B-/NR

 Little Traverse Bay Bands of Odawa Indians, 9.0%, 8/31/20 (144A)

 1,867,320

 EURO

 1,000,000

 8.25

 BB/Ba2

 Lottomatica Group S.p.A., Floating Rate Note, 3/31/66 (144A)

 1,110,403

 5,965,000

 NR/WR

 Mashantucket Western Pequot Tribe, 8.5%, 11/15/15 (144A) (c)

 492,112

 EURO

 6,335,000

 B-/B3

 Peermont Global Pty, Ltd., 7.75%, 4/30/14 (144A)

 7,289,417

 1,725,000

 CCC/Caa2

 Shingle Springs Tribal Gaming Authority, 9.375%, 6/15/15 (144A)

 1,311,000

 $

 19,290,252

 Hotels, Resorts & Cruise Lines - 0.4%

 3,800,000

 NR/B3

 Good Sam Enterprises LLC, 11.5%, 12/1/16

 $

 3,942,500

 4,977,000

 CCC+/B3

 Grupo Posadas SAB de CV, 9.25%, 1/15/15 (144A)

 4,852,575

 $

 8,795,075

 Restaurants - 0.1%

 BRL

 4,250,000

 NR/Ba2

 Arcos Dorados Holdings, Inc., 10.25%, 7/13/16 (144A)

 $

 2,183,468

 Education Services - 0.2%

 4,225,000

 CCC+/B2

 Cambium Learning Group, Inc., 9.75%, 2/15/17

 $

 3,749,688

 Total Consumer Services

 $

 34,018,483

 Media - 2.4%

 Advertising - 0.2%

 5,549,000

 B+/B3

 MDC Partners, Inc., 11.0%, 11/1/16

 $

 5,965,175

 Broadcasting - 1.8%

 2,514,281

 CCC+/Caa3

 Intelsat Luxembourg SA, 11.5%, 2/4/17

 $

 2,614,852

 15,840,000

 CCC+/Caa3

 Intelsat Luxembourg SA, 11.5%, 2/4/17 (144A) (PIK)

 16,473,600

 4,300,000

 B+/B1

 Nara Cable Funding, Ltd., 8.875%, 12/1/18 (144A)

 3,784,000

 EURO

 10,950,000

 B+/B1

 Nara Cable Funding, Ltd., 8.875%, 12/1/18 (144A)

 11,858,543

 EURO

 1,925,000

 B-/Caa1

 Ono Finance II Plc, 11.125%, 7/15/19 (144A)

 1,824,131

 1,755,000

 B-/B3

 Telesat Canada, 12.5%, 11/1/17

 1,956,825

 $

 38,511,951

 Publishing - 0.4%

 6,135,000

 B-/Caa1

 Interactive Data Corp., 10.25%, 8/1/18

 $

 6,947,888

 1,675,000

 B/B3

 MPL 2 Acquisition Canco, Inc., 9.875%, 8/15/18 (144A)

 1,411,188

 $

 8,359,076

 Total Media

 $

 52,836,202

 Retailing - 0.9%

 Internet Retail - 0.4%

 7,415,000

 B/B3

 Ticketmaster Entertainment LLC, 10.75%, 8/1/16

 $

 7,832,168

 Department Stores - 0.5%

 10,855,000

 B/NR

 Grupo Famsa SAB de CV, 11.0%, 7/20/15 (144A)

 $

 11,017,825

 Total Retailing

 $

 18,849,993

 Food, Beverage & Tobacco - 6.0%

 Distillers & Vintners - 0.3%

 EURO

 4,171,607

 NR/NR

 Belvedere SA, 7.692%, 11/10/19

 $

 1,026,757

 EURO

 320,792

 7.69

 NR/NR

 Belvedere SA, Floating Rate Note, 11/10/19

 78,956

 7,512,000

 CCC+/B3

 CEDC Finance Corp International, Inc., 9.125%, 12/1/16 (144A)

 5,108,160

 $

 6,213,873

 Agricultural Products - 0.2%

 4,959,000

 B+/B3

 Southern States Cooperative, Inc., 11.25%, 5/15/15 (144A)

 $

 5,200,751

 Packaged Foods & Meats - 4.8%

 EURO

 3,200,000

 B/B2

 Agrokor DD, 9.875%, 5/1/19 (144A)

 $

 4,051,300

 6,000,000

 BB/B1

 Bertin SA, 10.25%, 10/5/16 (144A)

 6,120,000

 4,450,000

 BB-/Ba3

 CFG Investment SAC, 9.75%, 7/30/19 (144A)

 4,433,535

 9,920,000

 NR/B2

 Corp Pesquera Inca SAC, 9.0%, 2/10/17 (144A)

 10,664,000

 9,500,000

 B/B3

 FAGE Dairy Industry SA, 9.875%, 2/1/20 (144A)

 8,502,500

 2,969,595

 NR/NR

 Independencia International, Ltd., 12.0%, 12/30/16 (144A) (c)

 3,712

 9,590,000

 BB/B1

 JBS Finance II, Ltd., 8.25%, 1/29/18 (144A)

 9,553,558

 20,248,000

 B+/B1

 Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)

 15,489,720

 3,783,000

 B+/B1

 Marfrig Overseas, Ltd., 9.625%, 11/16/16 (144A)

 3,442,530

 4,755,000

 B+/B2

 Minerva Luxembourg SA, 12.25%, 2/10/22 (144A)

 5,052,188

 19,900,000

 B+/B2

 Minerva Overseas II, Ltd., 10.875%, 11/15/19 (144A)

 20,397,500

 10,905,000

 B-/Caa1

 Pilgrim's Pride Corp., 7.875%, 12/15/18

 10,141,650

 7,158,000

 NR/B2

 SA Fabrica de Produtos Alimenticios Vigor, 9.25%, 2/23/17 (Step) (144A)

 7,014,840

 $

 104,867,033

 Tobacco - 0.7%

 14,855,000

 B-/B3

 Alliance One International, Inc., 10.0%, 7/15/16

 $

 15,077,825

 Total Food, Beverage & Tobacco

 $

 131,359,482

 Health Care Equipment & Services - 1.9%

 Health Care Equipment - 0.3%

 8,850,000

 CCC+/Caa2

 Accellent, Inc., 10.0%, 11/1/17

 $

 7,544,625

 Health Care Supplies - 0.4%

 5,750,000

 B/Caa1

 ConvaTec Healthcare E SA, 10.5%, 12/15/18 (144A)

 $

 5,944,062

 3,200,000

 B-/Caa1

 Immucor, Inc., 11.125%, 8/15/19

 3,544,000

 $

 9,488,062

 Health Care Services - 0.8%

 4,253,000

 CCC/Caa2

 Gentiva Health Services, Inc., 11.5%, 9/1/18

 $

 3,817,068

 2,975,000

 CCC+/Caa1

 Surgical Care Affiliates, Inc., 10.0%, 7/15/17 (144A)

 3,027,062

 10,447,362

 CCC+/B3

 Surgical Care Affiliates, Inc., 8.875%, 7/15/15 (144A)

 10,604,072

 $

 17,448,202

 Health Care Facilities - 0.1%

 1,550,000

 B-/B3

 Kindred Healthcare, Inc., 8.25%, 6/1/19

 $

 1,472,500

 172,000

 CCC+/Caa1

 Vanguard Health Systems, Inc., 0.0%, 2/1/16

 116,960

 $

 1,589,460

 Health Care Technology - 0.3%

 5,150,000

 B-/B3

 MedAssets, Inc., 8.0%, 11/15/18

 $

 5,433,250

 Total Health Care Equipment & Services

 $

 41,503,599

 Pharmaceuticals, Biotechnology & Life Sciences - 0.4%

 Biotechnology - 0.4%

 10,302,000

 B+/Caa2

 Lantheus Medical Imaging, Inc., 9.75%, 5/15/17

 $

 9,529,350

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 9,529,350

 Banks - 3.3%

 Diversified Banks - 2.3%

 TRY

 6,430,000

 NR/NR

 Asian Development Bank, 14.0%, 8/7/12

 $

 3,584,364

 6,875,000

 9.75

 BB+/NR

 Banco de Credito del Peru Panama, Floating Rate Note, 11/6/69 (144A)

 8,181,250

 6,600,000

 B/B2

 Banco de Galicia y Buenos Aires, 8.75%, 5/4/18 (144A)

 5,124,900

 1,750,000

 NR/Ba1

 Banco do Estado do Rio Grande do Sul, 7.375%, 2/2/22 (144A)

 1,861,396

 5,000,000

 NR/Ba2

 Banco GNB Sudameris SA, 7.5%, 7/30/22 (144A)

 5,112,500

 2,870,000

 9.75

 NR/Caa3

 Banco Macro SA, Floating Rate Note, 12/18/36

 2,029,090

 3,880,000

 NR/B2

 Bank CenterCredit, 8.625%, 1/30/14 (144A)

 3,977,000

 5,100,000

 NR/A3

 BBVA Bancomer SA Texas, 6.5%, 3/10/21 (144A)

 5,253,000

 1,250,000

 NR/A3

 BBVA Bancomer SA Texas, 6.75%, 9/30/22 (144A)

 1,293,750

 EURO

 2,600,000

 NR/Aaa

 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 6.875%, 3/19/20

 3,184,331

 1,400,000

 B+/B2

 Kazkommertsbank JSC, 8.0%, 11/3/15 (144A)

 1,298,500

 2,750,000

 9.20

 CCC-/Caa1

 Kazkommertsbank JSC, Floating Rate Note, 11/29/49 (Perpetual) (144A)

 1,663,750

 80,000

 BBB-/Ba2

 Societe Generale SA, 8.75%, 10/29/49 (Perpetual)

 75,960

 7,400,000

 NR/Baa1

 VTB Bank OJSC Via VTB Capital SA, 6.0%, 4/12/17 (144A)

 7,688,907

 $

 50,328,698

 Regional Banks - 1.0%

 3,165,000

 8.50

 NR/Ba3

 Banco Internacional del Peru SAA, Floating Rate Note, 4/23/70 (144A)

 $

 3,315,338

 2,700,000

 BB+/Baa3

 Capital One Capital V, 10.25%, 8/15/39

 2,794,500

 13,430,000

 6.75

 BBB/Baa3

 PNC Financial Services Group, Inc., Floating Rate Note, 7/29/49 (Perpetual)

 14,549,122

 $

 20,658,960

 Total Banks

 $

 70,987,658

 Diversified Financials - 5.9%

 Other Diversified Financial Services - 2.6%

 EURO

 800,000

 10.91

 B-/NR

 ATLAS VI Capital, Ltd., Floating Rate Note, 4/7/14 (Cat Bond) (144A)

 $

 1,011,102

 2,000,000

 6.50

 BB+/NR

 Caelus Re II, Ltd., Floating Rate Note, 5/24/13 (Cat Bond) (144A)

 2,000,800

 1,500,000

 10.25

 BB-/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 1,509,900

 1,000,000

 11.25

 B+/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 998,100

 400,000

 9.00

 BB/NR

 East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)

 417,840

 TRY

 12,410,000

 AAA/Aaa

 European Investment Bank, 3/2/15

 5,855,737

 1,250,000

 8.35

 BB-/NR

 Ibis Re II, Ltd., Floating Rate Note, 2/5/15 (Cat Bond) (144A)

 1,237,000

 1,925,000

 13.50

 B-/NR

 Ibis Re II, Ltd., Floating Rate Note, 2/5/15 (Cat Bond) (144A)

 1,918,648

 1,500,000

 6.20

 BB-/NR

 Ibis Re, Ltd., Floating Rate Note, 5/3/13 (Cat Bond) (144A)

 1,482,000

 250,000

 9.25

 B/NR

 Ibis Re, Ltd., Floating Rate Note, 5/3/13 (Cat Bond) (144A)

 245,150

 TRY

 800,000

 A/A2

 JPMorgan Chase & Co., 10/4/17 (144A)

 282,767

 500,000

 6.00

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)

 491,850

 5,000,000

 7.25

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)

 4,959,500

 350,000

 6.25

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 5/17/13 (Cat Bond) (144A)

 346,745

 4,000,000

 8.25

 BB-/NR

 Lodestone Re, Ltd., Floating Rate Note, 5/17/13 (Cat Bond) (144A)

 3,974,800

 4,100,000

 BB/NR

 Magnesita Finance, Ltd., 8.625%, 4/29/49 (Perpetual) (144A)

 4,122,545

 7,565,000

 B+/B2

 National Money Mart Co., 10.375%, 12/15/16

 8,434,975

 4,000,000

 7.50

 BB-/NR

 Queen Street II Capital, Ltd., Floating Rate Note, 4/9/14 (Cat Bond) (144A)

 3,908,400

 2,000,000

 7.50

 BB-/NR

 Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 1,921,600

 900,000

 0.00

 B+/NR

 Queen Street V Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 885,150

 250,000

 0.00

 B-/NR

 Residential Reinsurance 2010, Ltd., Floating Rate Note, 6/6/13 (Cat Bond) (144A)

 247,325

 1,750,000

 7.25

 NR/NR

 Residential Reinsurance 2010, Ltd., Floating Rate Note, 6/6/13 (Cat Bond) (144A)

 1,704,675

 1,500,000

 0.00

 BB/NR

 Residential Reinsurance 2010, Ltd., Floating Rate Note, 6/6/13 (Cat Bond) (144A)

 1,497,450

 3,450,000

 12.00

 B-/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)

 3,343,740

 1,100,000

 10.00

 BB-/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 1,115,950

 1,000,000

 8.00

 BB-/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 1,000,300

 1,850,000

 22.00

 NR/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 1,814,110

 $

 56,728,159

 Specialized Finance - 0.9%

 7,675,000

 BBB/Baa3

 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)

 $

 7,718,141

 2,250,000

 5.25

 BB+/NR

 Kibou, Ltd., Floating Rate Note, 2/16/15 (Cat Bond) (144A)

 2,278,575

 10,460,000

 NR/Ba3

 Metalloinvest Finance, Ltd., 6.5%, 7/21/16 (144A)

 10,375,274

 $

 20,371,990

 Consumer Finance - 0.6%

 CNY

 25,000,000

 A/A2

 Caterpillar Financial Services Corp., 1.35%, 7/12/13

 $

 3,863,618

 10,395,000

 NR/NR

 Tarjeta Naranja SA, 9.0%, 1/28/17 (144A)

 8,731,800

 $

 12,595,418

 Asset Management & Custody Banks - 0.3%

 6,150,000

 NR/B1

 Intercorp Retail Trust, 8.875%, 11/14/18 (144A)

 $

 6,718,875

 Investment Banking & Brokerage - 1.5%

 20,515,000

 4.00

 BB+/Ba2

 Goldman Sachs Capital II, Floating Rate Note, 6/1/43

 $

 14,684,842

 13,600,000

 BBB/Baa2

 Jefferies Group, Inc., 6.875%, 4/15/21

 14,008,000

 4,000,000

 5.31

 NR/NR

 UBS AG, Floating Rate Note, 1/15/14 (144A)

 3,984,000

 $

 32,676,842

 Total Diversified Financials

 $

 129,091,284

 Insurance - 4.3%

 Insurance Brokers - 2.0%

 11,140,000

 CCC/Caa2

 Alliant Holdings I, Inc., 11.0%, 5/1/15 (144A)

 $

 11,599,525

 11,241,000

 CCC+/Caa2

 HUB International Holdings, Inc., 10.25%, 6/15/15 (144A)

 11,297,205

 4,300,000

 CCC+/Caa1

 HUB International Holdings, Inc., 9.0%, 12/15/14 (144A)

 4,375,250

 GBP

 4,840,000

 B-/Caa1

 Towergate Finance Plc, 10.5%, 2/15/19 (144A)

 6,906,540

 4,841,000

 CCC/Caa2

 USI Holdings Corp., 9.75%, 5/15/15 (144A)

 4,889,410

 4,532,000

 4.34

 CCC/Caa1

 USI Holdings Corp., Floating Rate Note, 11/15/14 (144A)

 4,260,080

 $

 43,328,010

 Multi-line Insurance - 0.5%

 3,570,000

 7.00

 BB/Baa3

 Liberty Mutual Group, Inc., Floating Rate Note, 3/15/37 (144A)

 $

 3,213,000

 5,170,000

 10.75

 BB/Baa3

 Liberty Mutual Group, Inc., Floating Rate Note, 6/15/58 (144A)

 7,160,450

 $

 10,373,450

 Property & Casualty Insurance - 0.5%

 8,535,000

 7.51

 BB+/Ba2

 Sirius International Group, Ltd., Floating Rate Note, 5/29/49 (Perpetual) (144A)

 $

 8,577,760

 2,970,000

 6.50

 BBB-/Ba1

 XL Group Plc, Floating Rate Note, 12/29/49 (Perpetual)

 2,576,475

 $

 11,154,235

 Reinsurance - 1.3%

 250,000

 6.41

 BB+/NR

 Blue Danube, Ltd., Floating Rate Note, 4/10/15 (Cat Bond) (144A)

 $

 255,800

 250,000

 14.00

 B-/NR

 Blue Fin, Ltd., Floating Rate Note, 5/28/13 (Cat Bond) (144A)

 250,400

 1,000,000

 17.75

 NR/NR

 Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)

 1,021,100

 750,000

 10.00

 NR/Ba3

 Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)

 773,775

 2,700,000

 5.00

 BB+/NR

 Foundation Re III, Ltd., Floating Rate Note, 2/25/15 (Cat Bond)

 2,665,170

 2,500,000

 5.75

 BB/NR

 Foundation Re III, Ltd., Floating Rate Note, 2/3/14 (Cat Bond) (144A)

 2,442,250

 2,600,000

 9.71

 NR/B3

 GlobeCat, Ltd., Floating Rate Note, 1/2/13 (Cat Bond) (144A)

 2,439,840

 275,000

 10.22

 B/NR

 Montana Re, Ltd., Floating Rate Note, 12/7/12 (Cat Bond) (144A)

 267,052

 1,700,000

 13.72

 CCC+/NR

 Montana Re, Ltd., Floating Rate Note, 12/7/12 (Cat Bond) (144A)

 1,618,230

 750,000

 11.50

 B/NR

 MultiCat Mexico 2009, Ltd., Floating Rate Note, 10/19/12 (Cat Bond) (144A)

 755,100

 250,000

 10.25

 BB-/NR

 MultiCat Mexico 2009, Ltd., Floating Rate Note, 10/19/12 (Cat Bond) (144A)

 244,325

 2,500,000

 12.00

 B/NR

 Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)

 2,553,750

 2,800,000

 11.41

 NR/B2

 Mythen, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)

 2,913,680

 300,000

 0.00

 B/NR

 Queen Street VI Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 299,520

 875,000

 16.50

 NR/NR

 Successor X, Ltd., Floating Rate Note, 1/27/15 (Cat Bond) (144A)

 860,912

 1,125,000

 14.92

 B-/NR

 Successor X, Ltd., Floating Rate Note, 1/7/14 (Cat Bond) (144A)

 1,114,425

 2,600,000

 16.42

 NR/NR

 Successor X, Ltd., Floating Rate Note, 1/7/14 (Cat Bond) (144A)

 2,511,080

 375,000

 11.25

 B-/NR

 Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)

 356,138

 4,000,000

 13.00

 NR/NR

 Successor X, Ltd., Floating Rate Note, 2/25/14 (Cat Bond) (144A)

 3,832,400

 2,100,000

 9.75

 B-/NR

 Successor X, Ltd., Floating Rate Note, 4/4/13 (Cat Bond) (144A)

 2,055,060

 250,000

 11.75

 NR/NR

 Successor X, Ltd., Floating Rate Note, 4/4/13 (Cat Bond) (144A)

 241,325

 $

 29,471,332

 Total Insurance

 $

 94,327,027

 Real Estate - 1.3%

 Specialized REIT's - 0.1%

 1,650,000

 BB-/B1

 Sabra Health Care LP, 8.125%, 11/1/18

 $

 1,773,750

 Diversified Real Estate Activities - 0.6%

 8,000,000

 BB/NR

 BR Malls International Finance, Ltd., 8.5%, 1/29/49 (Perpetual) (144A)

 $

 8,440,000

 5,590,000

 BB/NR

 BR Malls International Finance, Ltd., 9.75%, 11/29/49 (Perpetual) (144A)

 5,659,875

 $

 14,099,875

 Real Estate Operating Companies - 0.6%

 6,750,000

 B/NR

 Alto Palermo SA, 7.875%, 5/11/17 (144A)

 $

 5,788,125

 8,405,000

 B/NR

 IRSA Inversiones y Representaciones SA, 8.5%, 2/2/17 (144A)

 6,766,025

 $

 12,554,150

 Total Real Estate

 $

 28,427,775

 Software & Services - 1.1%

 Data Processing & Outsourced Services - 0.3%

 3,597,000

 B-/Caa1

 First Data Corp., 12.625%, 1/15/21

 $

 3,632,970

 1,545,000

 B+/B1

 First Data Corp., 7.375%, 6/15/19 (144A)

 1,612,594

 $

 5,245,564

 Application Software - 0.3%

 8,684,000

 B/Caa1

 Allen Systems Group, Inc., 10.5%, 11/15/16 (144A)

 $

 7,077,460

 Systems Software - 0.5%

 13,774,160

 NR/NR

 Pegasus Solutions, Inc., 13.0%, 4/15/14 (144A) (PIK)

 $

 11,708,036

 Total Software & Services

 $

 24,031,060

 Technology Hardware & Equipment - 0.3%

 Electronic Equipment Manufacturers - 0.3%

 5,500,000

 BB-/B2

 Viasystems, Inc., 7.875%, 5/1/19 (144A)

 $

 5,417,500

 Total Technology Hardware & Equipment

 $

 5,417,500

 Semiconductors & Semiconductor Equipment - 0.2%

 Semiconductor Equipment - 0.1%

 3,200,000

 B+/Caa1

 MEMC Electronic Materials, Inc., 7.75%, 4/1/19

 $

 2,488,000

 Semiconductors - 0.1%

 CNY

 14,000,000

 BB-/NR

 LDK Solar Co, Ltd., 10.0%, 2/28/14

 $

 702,682

 Total Semiconductors & Semiconductor Equipment

 $

 3,190,682

 Telecommunication Services - 4.8%

 Alternative Carriers - 0.5%

 9,765,000

 BB-/WR

 PAETEC Holding Corp., 8.875%, 6/30/17

 $

 10,570,612

 Integrated Telecommunication Services - 3.3%

 10,977,000

 B/B1

 Cincinnati Bell, Inc., 8.25%, 10/15/17

 $

 11,608,178

 7,160,000

 B/B1

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 7,464,300

 8,478,000

 CCC+/B3

 Cincinnati Bell, Inc., 8.75%, 3/15/18

 8,287,245

 2,940,000

 BB/Ba2

 Frontier Communications Corp., 8.5%, 4/15/20

 3,182,550

 15,345,000

 BB/Ba2

 Frontier Communications Corp., 8.75%, 4/15/22

 16,419,150

 6,285,000

 B/Ba3

 Windstream Corp., 7.5%, 6/1/22

 6,567,825

 2,300,000

 B/Ba3

 Windstream Corp., 7.75%, 10/1/21

 2,461,000

 6,765,000

 B/Ba3

 Windstream Corp., 7.75%, 10/15/20

 7,204,725

 7,345,000

 B/Ba3

 Windstream Corp., 8.125%, 9/1/18

 7,840,788

 $

 71,035,761

 Wireless Telecommunication Services - 1.0%

 CNY

 15,000,000

 A-/A2

 America Movil SAB de CV, 3.5%, 2/8/15

 $

 2,375,500

 1,000,000

 NR/Caa1

 Digicel Group, Ltd., 10.5%, 4/15/18 (144A)

 1,067,500

 650,000

 BB/Ba2

 MTS International Funding, Ltd., 8.625%, 6/22/20 (144A)

 754,585

 3,925,000

 B/B2

 NII Capital Corp., 7.625%, 4/1/21

 3,002,625

 2,300,000

 NR/NR

 Richland Towers Funding LLC, 7.87%, 3/15/16 (144A)

 2,364,108

 7,800,000

 BB/Ba3

 Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC, 7.748%, 2/2/21 (144A)

 7,761,000

 5,375,000

 BB/Ba3

 VimpelCom Holdings BV, 7.504%, 3/1/22 (144A)

 5,240,625

 $

 22,565,943

 Total Telecommunication Services

 $

 104,172,316

 Utilities - 3.6%

 Electric Utilities - 1.6%

 12,081,000

 CCC+/NR

 Cia de Transporte de Energia Electrica en Alta Tension Transener SA, 9.75%, 8/15/21 (144A)

 $

 5,255,235

 2,640,000

 NR/Ba1

 Dubai Electricity & Water Authority, 7.375%, 10/21/20 (144A)

 2,976,600

 5,256,000

 B-/B3

 Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (144A)

 1,971,000

 17,750,000

 NR/Ba2

 Energisa SA, 9.5%, 1/29/49 (Perpetual) (144A)

 18,548,750

 819,145

 B/Ba2

 FPL Energy National Wind Portfolio LLC, 6.125%, 3/25/19 (144A)

 620,404

 598,995

 B/Ba2

 FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (144A)

 494,171

 1,950,000

 BB+/Baa3

 Israel Electric Corp, Ltd., 6.7%, 2/10/17 (144A)

 2,056,802

 2,695,000

 CCC/B2

 Texas Competitive Electric Holdings Co. LLC, 11.5%, 10/1/20 (144A)

 1,994,300

 4,000,000

 CC/Caa3

 Texas Competitive Electric Holdings Co. LLC, 15.0%, 4/1/21

 1,460,000

 $

 35,377,262

 Gas Utilities - 0.4%

 2,437,000

 B-/B2

 Star Gas Partners LP, 8.875%, 12/1/17

 $

 2,377,537

 7,966,000

 B/B2

 Transportadora de Gas del Sur SA, 7.875%, 5/14/17 (144A)

 5,719,588

 $

 8,097,125

 Multi-Utilities - 0.3%

 6,789,883

 NR/NR

 Ormat Funding Corp., 8.25%, 12/30/20

 $

 6,246,692

 Independent Power Producers & Energy Traders - 1.3%

 7,000,000

 NR/B1

 Inkia Energy, Ltd., 8.375%, 4/4/21 (144A)

 $

 7,472,500

 940,000

 NR/Baa3

 Instituto Costarricense de Electricidad, 6.95%, 11/10/21 (144A)

 991,700

 311,125

 NR/NR

 Juniper Generation LLC, 6.79%, 12/31/14 (144A)

 273,821

 3,025,000

 BB-/B1

 NRG Energy, Inc., 7.625%, 1/15/18

 3,221,625

 2,840,000

 BB-/B1

 NRG Energy, Inc., 7.625%, 5/15/19

 2,967,800

 8,750,000

 BB-/B1

 NRG Energy, Inc., 8.25%, 9/1/20

 9,428,125

 2,200,000

 BB-/B1

 NRG Energy, Inc., 8.5%, 6/15/19

 2,354,000

 1,857,000

 BB+/Ba2

 NSG Holdings LLC, 7.75%, 12/15/25 (144A)

 1,884,855

 $

 28,594,426

 Total Utilities

 $

 78,315,505

 TOTAL CORPORATE BONDS

 (Cost $1,723,693,608)

 $

 1,624,733,039

 FOREIGN GOVERNMENT BONDS - 4.7%

 BRL

 5,700,000

 BBB/Baa2

 Brazilian Government International Bond, 10.25%, 1/10/28

 $

 3,614,383

 13,000,000

 B/B2

 City of Buenos Aires Argentina, 12.5%, 4/6/15 (144A)

 12,240,800

 COP

 6,986,000,000

 BBB-/Baa3

 Colombia Government International Bond, 12.0%, 10/22/15

 4,876,673

 IDR

 53,000,000,000

 NR/NR

 Indonesia Treasury Bond, 7.0%, 5/15/22

 6,145,116

 IDR

 101,459,000,000

 NR/NR

 Indonesia Treasury Bond, 8.25%, 6/15/32

 12,872,091

 EURO

 2,950,000

 BBB+/Ba1

 Ireland Government Bond, 4.5%, 4/18/20

 3,275,726

 EURO

 3,150,000

 BBB+/Ba1

 Ireland Government Bond, 5.0%, 10/18/20

 3,618,214

 EURO

 2,100,000

 BBB+/Ba1

 Ireland Government Bond, 5.9%, 10/18/19

 2,543,560

 MXN

 144,510,000

 A-/Baa1

 Mexican Bonos, 7.75%, 11/13/42

 12,775,582

 PHP

 360,965,000

 NR/NR

 Philippine Government Bond, 5.875%, 3/1/32

 8,974,098

 4,600,000

 B/NR

 Province of Salta Argentina, 9.5%, 3/16/22 (144A)

 3,772,000

 7,425,000

 B/B3

 Provincia de Buenos Aires Argentina, 10.875%, 1/26/21 (144A)

 4,380,750

 2,125,000

 B/B3

 Provincia de Buenos Aires Argentina, 11.75%, 10/5/15 (144A)

 1,572,500

 2,600,000

 B/NR

 Provincia de Neuquen Argentina, 7.875%, 4/26/21 (144A)

 2,106,000

 9,200,000

 BBB/Baa1

 Russian Foreign Bond - Eurobond, 5.625%, 4/4/42 (144A)

 10,902,000

 9,000,000

 B+/NR

 Ukraine Government International Bond, 9.25%, 7/24/17 (144A)

 8,943,750

 $

 102,613,243

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $102,446,786)

 $

 102,613,243

 MUNICIPAL BONDS - 0.6%

 Municipal Airport - 0.4%

 8,140,000

 B/B3

 New Jersey Economic Development Authority, 6.25%, 9/15/29

 $

 8,172,479

 Municipal Development - 0.0%

 15,000

 7.00

 B/B3

 New Jersey Economic Development Authority, Floating Rate Note, 11/15/30

 $

 15,057

 Municipal General - 0.2%

 8,875,000

 0.00

 NR/NR

 Non-Profit Preferred Funding Trust I, Floating Rate Note, 9/15/37 (144A)

 $

 5,616,988

 TOTAL MUNICIPAL BONDS

 (Cost $16,077,032)

 $

 13,804,524

 SENIOR FLOATING RATE LOAN INTERESTS - 8.1%

 Energy - 0.7%

 Oil & Gas Equipment & Services - 0.4%

 9,427,167

 6.25

 B-/B3

 FTS International Services LLC, Term Loan, 5/6/16

 $

 8,178,067

 Coal & Consumable Fuels - 0.3%

 6,000,000

 0.00

 NR/NR

 Bumi Resources Tbk PT, Loan, 8/15/13

 $

 6,000,000

 Total Energy

 $

 14,178,067

 Materials - 0.2%

 Commodity Chemicals - 0.1%

 1,718,825

 6.00

 B/B2

 CPG International I, Inc., Term Loan, 1/26/17

 $

 1,667,977

 Metal & Glass Containers - 0.0%

 286,375

 4.50

 B/Ba3

 BWAY Holding Co., Replacement B Term Loan, 2/9/18

 $

 286,494

 28,861

 4.50

 B/Ba3

 ICL Industrial Containers ULC, Replacement C Term Loan, 2/9/18

 28,873

 $

 315,367

 Paper Packaging - 0.1%

 2,369,549

 6.50

 B/B2

 Exopack Holding Corp., Term Loan B, 5/6/17

 $

 2,376,954

 Total Materials

 $

 4,360,298

 Capital Goods - 0.7%

 Aerospace & Defense - 0.6%

 2,774,713

 5.47

 B/B2

 Dubai Aerospace Enterprise (DAE), Tranche B-1 Loan, 7/31/14

 $

 2,774,713

 2,638,352

 5.47

 B/B2

 Dubai Aerospace Enterprise (DAE), Tranche B-2 Loan, 7/31/14

 2,638,352

 3,386,532

 6.50

 BB/B1

 Hunter Defense Technologies, Inc., Series 1 New Term Loan, 8/22/14

 2,980,148

 1,760,898

 3.50

 BB-/B1

 Hunter Defense Technologies, Inc., Term Loan, 8/22/14

 1,536,383

 3,448,720

 9.25

 CCC/WR

 IAP Worldwide Services, Inc., Term Loan (First-Lien), 12/20/12

 2,954,405

 $

 12,884,001

 Building Products - 0.0%

 318,182

 9.00

 B-/B3

 Goodman Global Group, Inc., Loan (Second Lien), 10/6/17

 $

 323,750

 Electrical Components & Equipment - 0.0%

 831,329

 5.77

 B+/B1

 Scotsman Industries, Inc., Term Loan, 4/30/16

 $

 831,329

 Industrial Conglomerates - 0.1%

 1,467,116

 6.25

 B+/B2

 Pro Mach, Inc., Term Loan, 7/6/17

 $

 1,453,667

 Total Capital Goods

 $

 15,492,747

 Commercial Services & Supplies - 0.2%

 Environmental & Facilities Services - 0.1%

 2,139,023

 8.75

 NR/WR

 Aquilex Holdings LLC, Term Loan, 4/1/16

 $

 2,128,328

 653,363

 5.50

 B+/B1

 WCA Waste Corp., Term Loan, 3/1/18

 654,588

 $

 2,782,916

 Research & Consulting Services - 0.1%

 1,333,409

 5.00

 BB/Ba3

 Wyle Services Corp., Term Loan (First Lien), 3/31/17

 $

 1,323,408

 Total Commercial Services & Supplies

 $

 4,106,324

 Transportation - 0.1%

 Air Freight & Logistics - 0.1%

 508,620

 5.46

 NR/NR

 CEVA Group Plc, Dollar Tranche B Pre Funded L/C, 8/31/16

 $

 481,282

 794,899

 5.47

 NR/NR

 CEVA Group Plc, EGL Tranche B Term Loan, 8/31/16

 752,173

 779,050

 5.47

 B+/Ba3

 CEVA Group Plc, US Tranche B Term Loan, 8/31/16

 736,689

 $

 1,970,144

 Total Transportation

 $

 1,970,144

 Automobiles & Components - 0.6%

 Auto Parts & Equipment - 0.1%

 21,574

 2.75

 BB-/Ba3

 Allison Transmission, Inc., Term B-1 Loan, 8/7/14

 $

 21,544

 3,167,063

 6.75

 NR/NR

 TI Group Automotive Systems LLC, Term Loan, 3/1/19

 3,079,968

 $

 3,101,512

 Automobile Manufacturers - 0.5%

 10,069,073

 6.00

 BB/Ba2

 Chrysler Group LLC, Tranche B Term Loan, 4/28/17

 $

 10,243,681

 Total Automobiles & Components

 $

 13,345,193

 Consumer Services - 0.1%

 Specialized Consumer Services - 0.1%

 2,309,188

 5.50

 B/Ba3

 Ascent Capital Group, Inc., Term Loan, 3/6/18

 $

 2,329,393

 Total Consumer Services

 $

 2,329,393

 Media - 0.2%

 Advertising - 0.1%

 2,232,897

 5.00

 B+/Ba3

 Affinion Group, Inc., Tranche B Term Loan, 10/9/16

 $

 1,963,089

 Cable & Satellite - 0.1%

 1,703,000

 6.25

 B/B1

 WideOpenWest LLC, Term Loan, 4/18/18

 $

 1,694,485

 Publishing - 0.0%

 771,769

 2.50

 B/B2

 Cengage Learning Acquisitions, Inc., Original Term Loan, 7/4/14

 $

 708,822

 Total Media

 $

 4,366,396

 Food, Beverage & Tobacco - 0.7%

 Packaged Foods & Meats - 0.7%

 13,263,750

 7.00

 B+/B1

 Pierre Foods, Inc., Loan (First Lien), 9/30/16

 $

 13,340,428

 2,800,000

 11.25

 BB-/B2

 Pierre Foods, Inc., Loan (Second Lien), 7/29/17

 2,817,500

 $

 16,157,928

 Total Food, Beverage & Tobacco

 $

 16,157,928

 Health Care Equipment & Services - 1.5%

 Health Care Services - 1.0%

 1,468,380

 7.25

 B+/Ba3

 Alliance HealthCare Services, Inc., Initial Term Loan, 6/1/16

 $

 1,372,936

 2,071,704

 6.50

 B+/Ba3

 inVentiv Health, Inc., Consolidated Term Loan, 8/4/16

 1,945,460

 5,036,250

 7.00

 B+/B1

 National Mentor Holdings, Inc., Tranche B Term Loan, 1/18/17

 4,985,888

 746,287

 0.75

 B/B2

 National Surgical Hospitals, Inc., Delayed Draw Term Loan, 1/4/17

 731,361

 4,225,496

 8.25

 B/B2

 National Surgical Hospitals, Inc., Initial Term Loan, 1/4/17

 4,140,986

 2,816,667

 8.75

 BB-/Ba1

 Sun Healthcare Group, Inc., Term Loan, 10/18/16

 2,807,865

 4,523,563

 6.50

 B/B1

 Surgery Center Holdings, Inc., Term Loan, 9/20/16

 4,500,945

 1,452,875

 7.75

 B+/B1

 Virtual Radiologic Corp., Term Loan A, 11/3/16

 1,249,472

 $

 21,734,913

 Health Care Facilities - 0.2%

 4,112,373

 6.50

 B/B1

 Ardent Medical Services, Inc., Term Loan, 9/15/15

 $

 4,122,654

 Managed Health Care - 0.2%

 2,261,781

 8.50

 B+/B1

 Aveta, Inc., MMM Term Loan, 3/20/17

 $

 2,263,665

 2,261,781

 8.50

 B+/B1

 Aveta, Inc., NAMM Term Loan, 4/4/17

 2,268,849

 $

 4,532,514

 Health Care Technology - 0.1%

 354,592

 7.75

 B/NR

 Physician Oncology Services LP, Delayed Draw Term Loan, 1/31/17

 $

 340,408

 2,918,726

 7.75

 B/B2

 Physician Oncology Services LP, Effective Date Term Loan, 2/10/17

 2,801,977

 $

 3,142,385

 Total Health Care Equipment & Services

 $

 33,532,466

 Pharmaceuticals, Biotechnology & Life Sciences - 0.3%

 Biotechnology - 0.3%

 6,097,150

 5.50

 BB/B2

 Axcan Intermediate Holdings, Inc., Term B-1 Loan, 1/25/17

 $

 5,980,286

 1,063,154

 6.50

 B+/B1

 Generic Drug Holdings, Inc., Closing Date Term Loan, 4/7/16

 1,060,496

 146,182

 6.50

 B+/B1

 Generic Drug Holdings, Inc., Delayed Draw Term Loan, 4/8/16

 145,817

 $

 7,186,599

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 7,186,599

 Diversified Financials - 0.5%

 Other Diversified Financial Services - 0.4%

 993,485

 0.00

 NR/NR

 Long Haul Holdings, Ltd., Facility A Loan, 1/14/13

 $

 774,918

 792,928

 0.00

 NR/NR

 Long Haul Holdings, Ltd., Facility B, 1/14/13

 618,484

 7,905,275

 7.50

 B+/B2

 Preferred Sands Holding Co. LLC, Term B Loan, 12/15/16

 7,470,485

 $

 8,863,887

 Consumer Finance - 0.1%

 1,765,000

 5.50

 CCC+/B3

 Springleaf Finance Corp., Initial Loan, 5/28/17

 $

 1,686,311

 Total Diversified Financials

 $

 10,550,198

 Insurance - 0.8%

 Insurance Brokers - 0.8%

 1,663,439

 3.46

 B-/B2

 Alliant Holdings I, Inc., Term Loan, 8/21/14

 $

 1,665,519

 3,290,905

 6.75

 B-/B2

 Alliant Holdings I, Inc., Tranche D Incremental Loan, 8/21/14

 3,323,814

 5,495,088

 6.75

 B+/B1

 HUB International Holdings, Inc., 2017 Additional Term Loan (Extended), 12/13/17

 5,534,010

 4,008,789

 4.75

 B+/B1

 HUB International Holdings, Inc., 2017 Initial Term Loan (Extended), 6/13/17

 3,999,770

 2,810,525

 7.00

 B/B1

 USI Holdings Corp., Series C New Term Loan, 5/5/14

 2,815,185

 $

 17,338,298

 Total Insurance

 $

 17,338,298

 Real Estate - 0.1%

 Real Estate Development - 0.1%

 1,128,932

 8.25

 B-/B1

 Ozburn-Hessey Logistics LLC, Term Loan (First Lien), 4/7/16

 $

 1,055,551

 Total Real Estate

 $

 1,055,551

 Software & Services - 0.9%

 Application Software - 0.9%

 15,595,913

 8.00

 B/Ba3

 Expert Global Solutions, Inc., Term B Advance (First Lien), 3/13/18

 $

 15,667,389

 696,467

 5.25

 B+/B1

 Vertafore, Inc., Term Loan (First Lien), 7/31/16

 696,612

 3,500,000

 9.75

 CCC+/Caa1

 Vertafore, Inc., Term Loan (Second Lien), 10/18/17

 3,486,875

 $

 19,850,876

 Total Software & Services

 $

 19,850,876

 Technology Hardware & Equipment - 0.2%

 Electronic Components - 0.2%

 3,984,273

 5.00

 B/B2

 Scitor Corp., Term Loan, 1/21/17

 $

 3,916,209

 Total Technology Hardware & Equipment

 $

 3,916,209

 Utilities - 0.3%

 Electric Utilities - 0.3%

 8,805,543

 4.75

 CCC/B2

 Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan (Extending), 10/10/17

 $

 5,624,541

 Total Utilities

 $

 5,624,541

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $178,631,424)

 $

 175,361,228

 Shares

 RIGHTS / WARRANTS - 0.0%

 Energy - 0.0%

 Oil & Gas Equipment & Services - 0.0%

 2,275

 Green Field Energy Services, Inc. (144A)

 $

 47,775

 Oil & Gas Exploration & Production - 0.0%

 592,529

 Norse Energy Corp ASA, 6/16/15

 $

 983

 Total Energy

 $

 48,758

 TOTAL RIGHTS / WARRANTS

 (Cost $90,991)

 $

 48,758

 TOTAL INVESTMENT IN SECURITIES - 99.2%

 (Cost $2,297,730,476) (a)

 $

 2,158,212,553

 OTHER ASSETS & LIABILITIES - 0.8%

 $

 17,421,310

 TOTAL NET ASSETS - 100.0%

 $

 2,175,633,863

 (A.D.R.)

 American Depositary Receipt.

 (G.D.R.)

 Global Depositary Receipt.

 *

 Non-income producing security.

 WR

 Security rating withdrawn by either S&P or Moody's.

 NR

 Not rated by either S&P or Moody's.

 (Perpetual)

 Security with no stated maturity date.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 REIT's

 Real Estate Investment Trust.

 PIK

 Represents a pay in kind security.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At July 31, 2012, the value of these securities amounted to $1,135,486,989 or 52.2% of total net assets.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit  or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (a)

 At July 31, 2012, the net unrealized loss on investments based on cost for federal income tax purposes of $2,297,730,476 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

  $           90,889,256

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

           (230,407,179)

 Net unrealized loss

  $       (139,517,923)

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 (c)

 Security is in default and is non-income producing.

 (d)

 Security is fair valued (see Note A).

 (e)

 Zero coupon bond: security earns income through accretion of discount.

 (f)

 Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

 United States

 54.0%

 Mexico

 4.6%

 Cayman Islands

 4.5%

 Luxembourg

 4.4%

 Netherlands

 3.7%

 Argentina

 3.3%

 Brazil

 3.3%

 Ireland

 2.7%

 China

 2.1%

 United Kingdom

 2.1%

 Singapore

 1.5%

 Canada

 1.3%

 Peru

 1.1%

 Other (individually less than 1%)

 11.1%

 100.0%

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise denoted:

 NOK

 Norwegian Krone

 EURO

 Euro

 BRL

 Brazilian Real

 CAD

 Canadian Dollar

 TRY

 Turkish Lira

 CNY

 New Chinese Yuan

 GBP

 British Pound Sterling

 IDR

 Indonesian Rupiah

 PHP

 Philippine Peso

 MXN

 Mexican Peso

 COP

 Columbian Peso

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (Including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Securities

$
-

$
40,105,494

$
-

$
40,105,494

 Collateralized Mortgage Obligations

-

28,313,820

-

28,313,820

 Corporate Bonds

-

1,624,733,039

-

1,624,733,039

 Convertible Corporate Bonds

-

135,155,447

-

135,155,447

 Municipal Bonds

-

13,804,524

-

13,804,524

 Foreign Government Bonds

-

102,613,243

-

102,613,243

 Senior Floating Rate Loan Interests

-

175,361,228

-

175,361,228

 Common Stocks

22,013,611

290,156

3,499,284

25,803,051

 Preferred Stocks

8,669,528

3,089,556

-

11,759,084

 Convertible Preferred Stocks

514,865

-

-

514,865

 Warrants

983

47,775

-

48,758

 Total

$
31,198,987

$
2,123,514,282

$
3,499,284

$
2,158,212,553

 Other Financial Instruments*

$
-

$
(37,756
)

-

$
(37,756
)

 *Other financial instruments include the unrealized gain (loss) on foreign exchange contracts

The following is a reconciliation of assets valued using significant observable inputs (Level 3):

 Common

 Stocks

 Corporate Bonds

 Total

 Balance as of 10/31/12

$
7,422,267

$
460,680

7,882,947

 Realized gain (loss)

1,202,521

(4,211,429
)

(3,008,908
)

 Change in unrealized appreciation (depreciation)1

(2,934,417
)

3,939,320

1,004,903

 Net purchases (sales)

(2,191,087
)

(188,571
)

(2,379,658
)

 Transfers in and out of Level 3

-

-

-

 Balance as of 7/31/12

$
3,499,284

$
-

3,499,284

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

*

 Transfers are calculated on the beginning of period values.

 Net change in unrealized appreciation (depreciation) of investments still held as of 7/31/12

$
(2,934,417
)

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust VII

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 28, 2012

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date September 28, 2012

* Print the name and title of each signing officer under his or her signature.